Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (3.9%)
	Carpenter Technology Corp.	243,035	57,113
	Mueller Industries Inc.	564,372	43,948
	UFP Industries Inc.	301,659	29,430
	Balchem Corp.	163,223	27,209
	Commercial Metals Co.	575,604	26,817
*	Coeur Mining Inc.	3,158,397	25,520
	Sensient Technologies Corp.	212,786	20,115
	Cabot Corp.	267,888	20,009
	Avient Corp.	456,687	16,500
	Hecla Mining Co.	3,020,388	15,525
	Hawkins Inc.	97,745	13,048
*	Uranium Energy Corp.	2,081,197	12,342
*	SSR Mining Inc. (XTSE)	1,025,397	12,130
	Innospec Inc.	125,987	10,719
	Sylvamo Corp.	175,787	9,311
	Minerals Technologies Inc.	160,376	9,106
*	Perimeter Solutions Inc.	677,084	8,172
	Materion Corp.	104,164	8,065
*	Constellium SE	655,310	7,955
*	Ingevity Corp.	183,797	7,604
	Quaker Chemical Corp.	69,758	7,565
	Stepan Co.	108,247	5,877
	Kaiser Aluminum Corp.	80,863	5,870
*,1	Energy Fuels Inc.	946,260	4,627
*	Novagold Resources Inc.	1,231,581	4,409
*	Ecovyst Inc.	588,261	4,383
*	Century Aluminum Co.	266,214	4,124
	Worthington Steel Inc.	164,240	4,090
	Radius Recycling Inc.	132,492	3,923
	Tronox Holdings plc	599,838	3,407
*	Compass Minerals International Inc.	174,871	3,359
*	MAC Copper Ltd.	271,483	3,301
	Orion SA	287,838	3,135
*	Ivanhoe Electric Inc.	420,121	3,088
	Koppers Holdings Inc.	99,243	3,049
	AdvanSix Inc.	128,421	3,019
*,1	Perpetua Resources Corp.	212,385	2,954
	Ryerson Holding Corp.	135,871	2,821
*	Metallus Inc.	209,602	2,647
*	Clearwater Paper Corp.	82,111	2,364
*,1	ASP Isotopes Inc.	276,988	2,094
*	Intrepid Potash Inc.	55,306	2,088
*	LSB Industries Inc.	271,272	2,054
*	Northwest Pipe Co.	48,698	1,882
*,1	Encore Energy Corp.	922,521	1,854
	Mativ Holdings Inc.	279,448	1,598
	Olympic Steel Inc.	50,193	1,488
*	Ur-Energy Inc.	1,801,583	1,472
	Caledonia Mining Corp. plc	82,483	1,410
*	GrafTech International Ltd.	1,294,262	1,289
*	Rayonier Advanced Materials Inc.	320,505	1,234
*	Tredegar Corp.	136,232	1,142
*	Dakota Gold Corp.	352,340	1,078
*	Contango ORE Inc.	53,376	1,037
*,1	i-80 Gold Corp.	1,575,528	793
*,1	Lifezone Metals Ltd.	183,304	731
	American Vanguard Corp.	132,573	652
	Omega Flex Inc.	17,771	581
*	Piedmont Lithium Inc.	90,136	557
	FutureFuel Corp.	130,627	516

		Shares	Market Value ($000)
*	NN Inc.	230,341	472
	Northern Technologies International Corp.	39,934	289
	Valhi Inc.	11,916	173
*	LanzaTech Global Inc.	558,946	158
*,1	Critical Metals Corp.	41,704	58
			485,350
Consumer Discretionary (11.5%)
*	Brinker International Inc.	222,649	38,436
*	Stride Inc.	214,983	32,546
*	Taylor Morrison Home Corp.	516,920	29,092
	Group 1 Automotive Inc.	65,932	27,950
*	Adtalem Global Education Inc.	189,391	25,005
*	Shake Shack Inc. Class A	192,166	24,941
*	Boot Barn Holdings Inc.	149,569	23,977
	Meritage Homes Corp.	363,208	23,104
*	Asbury Automotive Group Inc.	99,411	22,657
*	Urban Outfitters Inc.	320,152	22,379
*	Frontdoor Inc.	389,143	21,407
*	SkyWest Inc.	200,382	20,329
*	Abercrombie & Fitch Co. Class A	250,582	19,668
	Kontoor Brands Inc.	278,167	19,082
	Cinemark Holdings Inc.	557,423	18,824
*	Champion Homes Inc.	271,107	17,730
*	Cavco Industries Inc.	40,610	17,608
*	Dorman Products Inc.	130,695	16,900
	KB Home	323,339	16,678
*	Goodyear Tire & Rubber Co.	1,440,119	16,432
	Six Flags Entertainment Corp.	469,216	15,747
	Graham Holdings Co. Class B	16,116	15,381
	Rush Enterprises Inc. Class A	308,443	15,314
*	Laureate Education Inc.	657,750	14,799
*	M/I Homes Inc.	134,679	14,358
	Academy Sports & Outdoors Inc.	343,741	14,062
	Signet Jewelers Ltd.	211,072	14,051
*	Tri Pointe Homes Inc.	466,042	13,739
	PriceSmart Inc.	126,820	13,694
	TEGNA Inc.	815,495	13,635
[1]	Cheesecake Factory Inc.	243,900	13,456
*	Hilton Grand Vacations Inc.	350,633	13,384
*	Peloton Interactive Inc. Class A	1,780,655	12,643
	Interparfums Inc.	91,983	12,530
*	OPENLANE Inc.	535,217	12,273
*	ACV Auctions Inc. Class A	748,610	12,262
*	Life Time Group Holdings Inc.	424,650	12,145
	Red Rock Resorts Inc. Class A	248,568	11,949
*	Visteon Corp.	137,882	11,641
	Perdoceo Education Corp.	330,511	11,251
	HNI Corp.	239,876	11,161
	Dana Inc.	658,834	10,956
	LCI Industries	125,441	10,931
*	Atlanta Braves Holdings Inc. Class C	253,881	10,310
	Strategic Education Inc.	112,227	10,238
*	Foot Locker Inc.	420,918	10,001
	American Eagle Outfitters Inc.	898,189	9,844
	Acushnet Holdings Corp.	140,860	9,612
	OneSpaWorld Holdings Ltd.	508,199	9,585
	Worthington Enterprises Inc.	159,181	9,377
*	Green Brick Partners Inc.	157,381	9,199
	Phinia Inc.	211,532	9,180
	Steven Madden Ltd.	360,903	8,896
*	Hanesbrands Inc.	1,787,675	8,849
	La-Z-Boy Inc.	211,021	8,840
	International Game Technology plc	575,462	8,465
*	Victoria's Secret & Co.	396,804	8,416
*	Universal Technical Institute Inc.	235,635	8,372
*	Central Garden & Pet Co. Class A	258,178	8,254
*	JetBlue Airways Corp.	1,575,405	7,956
*	National Vision Holdings Inc.	392,904	7,783
	John Wiley & Sons Inc. Class A	198,409	7,762

		Shares	Market Value ($000)
	Papa John's International Inc.	167,696	7,588
*	Madison Square Garden Entertainment Corp.	200,316	7,434
*	AMC Entertainment Holdings Inc. Class A	2,037,936	7,255
	Century Communities Inc.	139,831	7,253
*	Knowles Corp.	440,005	7,220
*	Arlo Technologies Inc.	494,576	7,082
*	United Parks & Resorts Inc.	156,967	7,031
*	Lionsgate Studios Corp.	964,024	6,970
*	Sweetgreen Inc. Class A	515,338	6,916
	Wolverine World Wide Inc.	400,940	6,840
	Buckle Inc.	155,720	6,635
	Super Group SGHC Ltd.	755,685	6,605
*	Adient plc	422,163	6,582
	Cracker Barrel Old Country Store Inc.	111,607	6,411
	Winmark Corp.	14,769	6,274
*	Sonos Inc.	607,542	6,246
	Upbound Group Inc.	270,420	6,203
*	Coursera Inc.	696,156	6,161
*	IMAX Corp.	217,017	6,044
	PROG Holdings Inc.	206,348	5,949
	Interface Inc.	289,967	5,825
*	Everi Holdings Inc.	410,750	5,796
	MillerKnoll Inc.	343,593	5,796
*	G-III Apparel Group Ltd.	197,444	5,736
*	Fox Factory Holding Corp.	213,489	5,476
	Monarch Casino & Resort Inc.	64,849	5,430
*	Driven Brands Holdings Inc.	302,174	5,385
*	LGI Homes Inc.	106,105	5,316
	Sonic Automotive Inc. Class A	74,683	5,223
*	Sphere Entertainment Co.	136,956	5,163
*	Rush Street Interactive Inc.	383,219	4,863
*	Sabre Corp.	1,928,887	4,861
	Steelcase Inc. Class A	467,099	4,816
	Winnebago Industries Inc.	140,746	4,776
	Camping World Holdings Inc. Class A	282,931	4,600
*,2	XPEL Inc.	127,456	4,585
*	Topgolf Callaway Brands Corp.	715,115	4,534
*	Sally Beauty Holdings Inc.	513,781	4,475
*	Allegiant Travel Co.	78,073	4,339
*	Gentherm Inc.	156,022	4,270
*	BJ's Restaurants Inc.	93,102	4,153
*	QuinStreet Inc.	271,013	4,138
*,1	Hertz Global Holdings Inc.	618,575	4,052
	Oxford Industries Inc.	74,904	4,021
*	Revolve Group Inc.	193,330	3,983
*	Global Business Travel Group I	632,675	3,954
*	Dave & Buster's Entertainment Inc.	158,921	3,490
*	Mister Car Wash Inc.	481,222	3,407
*	Udemy Inc.	463,482	3,393
*	Cars.com Inc.	324,927	3,330
*	Portillo's Inc. Class A	276,647	3,320
	Matthews International Corp. Class A	151,126	3,242
	Standard Motor Products Inc.	106,034	3,213
	Build-A-Bear Workshop Inc.	62,955	3,213
*	Lincoln Educational Services Corp.	132,319	3,149
*	Helen of Troy Ltd.	114,966	3,091
*	Accel Entertainment Inc.	269,932	3,029
	Ethan Allen Interiors Inc.	115,484	3,018
*	Beazer Homes USA Inc.	146,984	3,016
*	Integral Ad Science Holding Corp.	370,211	3,014
	Sturm Ruger & Co. Inc.	82,913	3,001
	Carriage Services Inc.	68,706	2,989
	Bloomin' Brands Inc.	390,920	2,983
*	First Watch Restaurant Group Inc.	193,003	2,980
*	Daily Journal Corp.	7,045	2,969
*	Malibu Boats Inc. Class A	98,429	2,967
*	Dream Finders Homes Inc. Class A	140,672	2,934
*	RealReal Inc.	513,842	2,903
*	Pursuit Attractions & Hospitality Inc.	103,395	2,884
*	ThredUP Inc. Class A	397,736	2,864

		Shares	Market Value ($000)
*	Figs Inc. Class A	653,104	2,841
	Golden Entertainment Inc.	96,585	2,756
*	Thryv Holdings Inc.	192,667	2,562
*	American Axle & Manufacturing Holdings Inc.	579,094	2,542
*	Gannett Co. Inc.	714,805	2,530
*	Liquidity Services Inc.	107,961	2,523
*	PlayAGS Inc.	203,655	2,489
*	ODP Corp.	148,744	2,447
*	MarineMax Inc.	111,445	2,363
*	American Public Education Inc.	79,579	2,344
*	Arhaus Inc.	260,635	2,340
	Monro Inc.	150,403	2,306
*	Sun Country Airlines Holdings Inc.	198,354	2,297
	Rush Enterprises Inc. Class B	43,617	2,277
	Sinclair Inc.	162,152	2,275
*	Kura Sushi USA Inc. Class A	34,254	2,263
*	Stitch Fix Inc. Class A	510,148	2,255
*	Hovnanian Enterprises Inc. Class A	24,966	2,254
*	Atlanta Braves Holdings Inc. Class A	51,210	2,225
	Caleres Inc.	165,228	2,222
	Marcus Corp.	118,388	2,188
	Smith & Wesson Brands Inc.	222,971	2,123
*,1	GigaCloud Technology Inc. Class A	119,102	2,091
	Scholastic Corp.	117,846	2,035
*	Corsair Gaming Inc.	227,192	1,997
*	Stagwell Inc.	447,574	1,996
*	Cooper-Standard Holdings Inc.	86,134	1,985
*	Clear Channel Outdoor Holdings Inc.	1,814,577	1,942
*	Lindblad Expeditions Holdings Inc.	183,269	1,924
	National CineMedia Inc.	351,031	1,913
*	America's Car-Mart Inc.	36,968	1,840
*	Boston Omaha Corp. Class A	124,075	1,824
	Jack in the Box Inc.	95,793	1,817
	Dine Brands Global Inc.	75,239	1,810
	Global Industrial Co.	69,187	1,802
	A-Mark Precious Metals Inc.	89,051	1,757
	Arko Corp.	409,951	1,755
	Shoe Carnival Inc.	90,325	1,736
	Gray Media Inc.	435,823	1,730
*	Eastman Kodak Co.	303,591	1,724
*	KinderCare Learning Cos. Inc.	139,705	1,714
*	Central Garden & Pet Co.	47,425	1,710
	RCI Hospitality Holdings Inc.	42,104	1,694
*	Landsea Homes Corp.	148,186	1,670
*	Petco Health & Wellness Co. Inc.	431,313	1,583
	Haverty Furniture Cos. Inc.	74,881	1,569
*	Clean Energy Fuels Corp.	869,267	1,556
	Nathan's Famous Inc.	14,101	1,509
*	Potbelly Corp.	140,073	1,495
*	Beyond Inc.	228,262	1,463
	Cricut Inc. Class A	236,395	1,433
*	MasterCraft Boat Holdings Inc.	83,131	1,414
*	El Pollo Loco Holdings Inc.	130,387	1,369
*	Lovesac Co.	71,079	1,360
*	Starz Entertainment Corp.	64,276	1,347
*	Legacy Housing Corp.	56,690	1,264
	Krispy Kreme Inc.	429,614	1,242
	Movado Group Inc.	75,945	1,230
*	Savers Value Village Inc.	117,099	1,173
*	Genesco Inc.	53,327	1,159
*	Sleep Number Corp.	107,613	1,158
*	Latham Group Inc.	202,053	1,142
*	Xponential Fitness Inc. Class A	122,028	1,099
*	AMC Networks Inc. Class A	159,748	1,056
*	Zumiez Inc.	79,050	987
*	Denny's Corp.	258,238	986
*	Gambling.com Group Ltd.	81,728	964
	Weyco Group Inc.	30,138	945
*	Biglari Holdings Inc. Class B	3,740	924
*	Turtle Beach Corp.	79,686	915

		Shares	Market Value ($000)
*	Tile Shop Holdings Inc.	143,108	912
*	Citi Trends Inc.	33,502	887
*	OneWater Marine Inc. Class A	59,674	881
*	Inspired Entertainment Inc.	109,138	853
*	Frontier Group Holdings Inc.	210,498	846
*	BARK Inc.	646,129	833
	Rocky Brands Inc.	36,056	820
	JAKKS Pacific Inc.	40,373	813
*	European Wax Center Inc. Class A	155,828	793
	Escalade Inc.	51,408	763
	Hamilton Beach Brands Holding Co. Class A	41,424	757
*	Reservoir Media Inc.	96,772	755
	Flexsteel Industries Inc.	23,251	706
*	Leslie's Inc.	933,414	704
*	iHeartMedia Inc. Class A	530,962	696
*	Stoneridge Inc.	136,291	684
*,1	Webtoon Entertainment Inc.	76,911	676
*	EW Scripps Co. Class A	303,304	673
*,1	1-800-Flowers.com Inc. Class A	135,118	665
*	Nerdy Inc.	386,488	661
*	Funko Inc. Class A	156,411	655
*	Outdoor Holding Co.	448,233	650
	Johnson Outdoors Inc. Class A	23,755	646
	Superior Group of Cos. Inc.	65,390	645
	Entravision Communications Corp. Class A	307,741	637
*,1	SES AI Corp.	681,228	619
	Designer Brands Inc. Class A	171,115	607
*	Lands' End Inc.	71,023	598
*	Playstudios Inc.	440,391	590
*,1	Wheels Up Experience Inc.	448,141	587
*	Full House Resorts Inc.	171,570	546
	Hooker Furnishings Corp.	53,165	522
*,1	Torrid Holdings Inc.	100,183	517
*	Outbrain Inc.	197,213	509
*	Chegg Inc.	496,693	507
	J Jill Inc.	31,556	505
	Clarus Corp.	152,976	486
*,1	Luminar Technologies Inc.	128,903	463
	Virco Mfg. Corp.	54,923	462
*	iRobot Corp.	148,738	457
	Townsquare Media Inc. Class A	65,603	453
*	Holley Inc.	232,575	451
*	GoPro Inc. Class A	626,805	416
*,1	Livewire Group Inc.	90,533	407
*	Cardlytics Inc.	210,368	381
	Marine Products Corp.	43,360	360
*	ONE Group Hospitality Inc.	104,110	358
	Emerald Holding Inc.	76,302	349
*,1	Blink Charging Co.	481,136	338
	NL Industries Inc.	41,935	306
*	Destination XL Group Inc.	250,837	283
*	LiveOne Inc.	373,874	276
*	Vera Bradley Inc.	119,630	242
*	Traeger Inc.	171,418	237
*	Purple Innovation Inc.	285,852	228
*,1	Golden Matrix Group Inc.	113,749	212
	Lifetime Brands Inc.	61,560	205
	CompX International Inc.	7,775	199
*	RumbleON Inc. Class B	85,262	135
*	United Homes Group Inc.	43,152	130
*	MNTN Inc. Class A	4,891	123
*	Tilly's Inc. Class A	73,439	105
*	aka Brands Holding Corp.	2,331	29
			1,419,749
Consumer Staples (3.0%)
*	Sprouts Farmers Market Inc.	508,972	87,981
	Primo Brands Corp.	1,236,114	40,878
	Cal-Maine Foods Inc.	222,314	21,327
	WD-40 Co.	68,791	16,760

		Shares	Market Value ($000)
	Lancaster Colony Corp.	98,839	16,546
*	Simply Good Foods Co.	466,000	16,082
*	Chefs' Warehouse Inc.	179,658	11,459
*	United Natural Foods Inc.	297,082	9,082
	J & J Snack Foods Corp.	77,175	8,888
	Energizer Holdings Inc.	363,493	8,466
	Universal Corp.	121,670	7,956
*	Vita Coco Co. Inc.	198,643	7,070
	Edgewell Personal Care Co.	242,810	6,706
	Turning Point Brands Inc.	86,533	6,431
	Weis Markets Inc.	83,064	6,296
	Fresh Del Monte Produce Inc.	171,262	6,049
	Andersons Inc.	164,705	5,849
	WK Kellogg Co.	330,786	5,597
*	Vital Farms Inc.	171,369	5,456
	Dole plc	378,596	5,361
	National Beverage Corp.	118,451	5,357
*	TreeHouse Foods Inc.	234,882	5,275
	Ingles Markets Inc. Class A	72,962	4,545
	Utz Brands Inc.	332,173	4,395
*	Herbalife Ltd.	510,808	3,989
	SpartanNash Co.	169,888	3,306
*	SunOpta Inc.	478,951	2,989
	John B Sanfilippo & Son Inc.	45,312	2,816
	Oil-Dri Corp. of America	49,314	2,474
*	Mission Produce Inc.	220,171	2,461
	Calavo Growers Inc.	84,512	2,328
	Natural Grocers by Vitamin Cottage Inc.	46,888	2,290
*	Seneca Foods Corp. Class A	23,777	2,242
	Nu Skin Enterprises Inc. Class A	251,731	2,172
	MGP Ingredients Inc.	72,817	2,142
*	Honest Co. Inc.	419,092	2,108
*	USANA Health Sciences Inc.	57,888	1,729
	Village Super Market Inc. Class A	43,902	1,694
	ACCO Brands Corp.	461,379	1,656
	B&G Foods Inc.	393,033	1,655
*	Mama's Creations Inc.	165,184	1,373
	Limoneira Co.	82,880	1,309
*,1	Westrock Coffee Co.	184,684	1,271
	Alico Inc.	35,561	1,147
*	Nature's Sunshine Products Inc.	64,544	998
*	Guardian Pharmacy Services Inc. Class A	43,616	923
*	Olaplex Holdings Inc.	693,352	915
*,1	Beyond Meat Inc.	298,422	874
*	Hain Celestial Group Inc.	456,343	853
*	HF Foods Group Inc.	206,554	787
*	Medifast Inc.	53,764	756
*	Beauty Health Co.	372,209	607
*	Lifeway Foods Inc.	22,830	516
*	Brookfield Realty Capital Corp. Class A	261,007	467
*	Veru Inc.	660,383	336
*	Waldencast plc Class A	122,320	329
*	GrowGeneration Corp.	284,000	307
*,1	Cibus Inc.	89,838	290
*,1	Forafric Global plc	28,380	221
			372,142
Energy (4.9%)
*	NEXTracker Inc. Class A	728,798	41,316
*	CNX Resources Corp.	737,245	23,798
	ChampionX Corp.	963,626	23,194
	Archrock Inc.	843,275	20,998
	Golar LNG Ltd.	499,887	20,575
	Magnolia Oil & Gas Corp. Class A	874,940	18,811
	Core Natural Resources Inc.	265,665	18,411
	Noble Corp. plc	672,322	16,653
	California Resources Corp.	353,378	15,609
	Murphy Oil Corp.	700,611	14,664
	Cactus Inc. Class A	336,929	13,814
	SM Energy Co.	577,900	13,534

		Shares	Market Value ($000)
	Northern Oil & Gas Inc.	494,776	13,151
*	Gulfport Energy Corp.	64,180	12,290
	Warrior Met Coal Inc.	262,109	11,913
*	Valaris Ltd.	311,620	11,723
*	Comstock Resources Inc.	467,130	10,884
	Patterson-UTI Energy Inc.	1,963,662	10,839
*	Tidewater Inc.	246,404	9,785
*	Oceaneering International Inc.	510,269	9,731
	PBF Energy Inc. Class A	507,262	9,663
	Liberty Energy Inc.	801,003	9,284
*	Centrus Energy Corp. Class A	73,079	9,275
*	Transocean Ltd. (XNYS)	3,694,530	9,199
	Kinetik Holdings Inc.	193,429	8,615
	Peabody Energy Corp.	618,123	8,134
	Kodiak Gas Services Inc.	228,149	8,056
	World Kinect Corp.	288,336	7,898
*	DNOW Inc.	531,886	7,670
*	Seadrill Ltd.	329,331	7,640
	Helmerich & Payne Inc.	496,955	7,579
*	Sable Offshore Corp.	254,512	7,325
	Crescent Energy Co. Class A	838,592	7,036
	Sitio Royalties Corp. Class A	401,752	6,858
*	Alpha Metallurgical Resources Inc.	55,621	6,232
	Delek US Holdings Inc.	315,602	6,075
*	Par Pacific Holdings Inc.	275,215	5,942
*	Talos Energy Inc.	731,504	5,881
*	MRC Global Inc.	425,295	5,278
*	Array Technologies Inc.	770,478	5,085
*	American Superconductor Corp.	176,323	4,983
*	NextDecade Corp.	585,234	4,846
[1]	Atlas Energy Solutions Inc.	374,557	4,551
*	Helix Energy Solutions Group Inc.	728,009	4,506
	Solaris Energy Infrastructure Inc.	154,430	4,236
	CVR Energy Inc.	172,319	4,031
*	Shoals Technologies Group Inc. Class A	844,713	3,987
*	Expro Group Holdings NV	479,179	3,987
*	Kosmos Energy Ltd.	2,355,119	3,909
	Select Water Solutions Inc.	461,444	3,710
*,1	Plug Power Inc.	4,171,692	3,682
*	Bristow Group Inc.	124,663	3,648
	SunCoke Energy Inc.	424,492	3,455
*	NPK International Inc.	425,546	3,443
[1]	Diversified Energy Co. plc	238,088	3,326
*	REX American Resources Corp.	78,216	3,296
	Vitesse Energy Inc.	130,212	2,725
	Core Laboratories Inc.	239,212	2,572
*	EVgo Inc.	628,439	2,482
*	Innovex International Inc.	179,267	2,474
*	ProPetro Holding Corp.	444,358	2,400
*	Ameresco Inc. Class A	161,946	2,232
*	Hallador Energy Co.	127,530	2,200
*	Vital Energy Inc.	145,448	2,164
*,1	Borr Drilling Ltd.	1,190,592	2,084
	RPC Inc.	430,233	1,910
*	TETRA Technologies Inc.	631,269	1,692
	Flowco Holdings Inc. Class A	98,299	1,692
	VAALCO Energy Inc.	525,840	1,667
*	Matrix Service Co.	134,360	1,642
	SandRidge Energy Inc.	160,747	1,577
*	BKV Corp.	72,481	1,558
	Riley Exploration Permian Inc.	57,918	1,486
*,1	Fluence Energy Inc.	314,782	1,479
	Granite Ridge Resources Inc.	262,919	1,478
*,1	ChargePoint Holdings Inc.	2,077,346	1,445
*	Green Plains Inc.	324,750	1,351
*	Oil States International Inc.	305,191	1,328
*	Natural Gas Services Group Inc.	53,606	1,285
*,1	Solid Power Inc.	793,776	1,238
*	Nabors Industries Ltd. (XNYS)	45,665	1,179
	Ramaco Resources Inc. Class A	129,007	1,166

		Shares	Market Value ($000)
*	Infinity Natural Resources Inc. Class A	64,788	1,081
	Berry Corp.	393,454	940
*,1	ProFrac Holding Corp. Class A	111,558	930
*	Forum Energy Technologies Inc.	58,847	867
	Ranger Energy Services Inc. Class A	78,600	837
	NACCO Industries Inc. Class A	20,751	744
[1]	W&T Offshore Inc.	493,195	730
[1]	HighPeak Energy Inc.	72,342	715
	Evolution Petroleum Corp.	153,633	690
*	PrimeEnergy Resources Corp.	3,423	661
*	SEACOR Marine Holdings Inc.	121,212	647
*	DMC Global Inc.	97,832	632
*,1	T1 Energy Inc.	560,134	611
*	Montauk Renewables Inc.	329,877	607
*	Amplify Energy Corp.	196,102	563
*	Ring Energy Inc.	741,006	547
*,1	FuelCell Energy Inc.	102,465	524
*,1	Energy Vault Holdings Inc.	541,886	448
*	Empire Petroleum Corp.	80,063	394
*,1	Stem Inc.	760,004	372
*	Geospace Technologies Corp.	59,648	347
*	Mammoth Energy Services Inc.	120,445	318
*,1	Aemetis Inc.	180,756	309
*,1	TPI Composites Inc.	231,149	277
	Ramaco Resources Inc. Class B	30,240	225
*,1	SolarMax Technology Inc.	148,776	170
*	Drilling Tools International Corp.	61,098	160
*,1	Sunnova Energy International Inc.	541,727	118
*	Verde Clean Fuels Inc.	16,766	58
			606,042
Financials (18.7%)
	SouthState Corp.	493,894	43,364
*	Mr. Cooper Group Inc.	318,796	41,294
	UMB Financial Corp.	344,302	35,504
	Old National Bancorp	1,588,484	33,136
	Essent Group Ltd.	526,464	30,535
	Jackson Financial Inc. Class A	369,527	30,268
	Hamilton Lane Inc. Class A	200,346	29,852
	Cadence Bank	919,699	27,867
	Selective Insurance Group Inc.	307,209	27,041
	Home BancShares Inc.	939,609	26,582
	Radian Group Inc.	751,882	25,677
	FirstCash Holdings Inc.	194,500	24,878
*,1	MARA Holdings Inc.	1,723,958	24,342
	United Bankshares Inc.	667,336	24,118
	Hancock Whitney Corp.	438,503	23,973
	Glacier Bancorp Inc.	575,777	23,877
	First Financial Bankshares Inc.	657,129	23,170
*	Clearwater Analytics Holdings Inc. Class A	999,841	23,096
*	Palomar Holdings Inc.	131,302	22,514
	Piper Sandler Cos.	87,704	22,053
*	Enstar Group Ltd.	63,849	21,390
	Valley National Bancorp	2,393,978	21,019
	Ameris Bancorp	332,392	20,432
	Moelis & Co. Class A	357,202	20,400
	Atlantic Union Bankshares Corp.	651,829	19,568
	CNO Financial Group Inc.	515,358	19,563
	StepStone Group Inc. Class A	336,336	19,457
*	Axos Financial Inc.	276,013	19,194
	Associated Banc-Corp.	827,897	19,182
	ServisFirst Bancshares Inc.	256,491	19,091
*	Upstart Holdings Inc.	404,522	19,081
*	StoneX Group Inc.	221,790	18,776
	PJT Partners Inc. Class A	117,788	17,746
	United Community Banks Inc.	604,217	17,365
	International Bancshares Corp.	273,220	17,112
*	Texas Capital Bancshares Inc.	234,292	16,796
	BGC Group Inc. Class A	1,795,816	16,665
	Blackstone Mortgage Trust Inc. Class A	877,531	16,577

		Shares	Market Value ($000)
	Renasant Corp.	469,263	16,448
	First BanCorp (XNYS)	818,558	16,355
	Fulton Financial Corp.	916,884	15,816
*	NMI Holdings Inc.	396,624	15,754
	WSFS Financial Corp.	295,577	15,633
*	Genworth Financial Inc.	2,139,624	15,084
	Community Financial System Inc.	264,167	14,857
	Flagstar Financial Inc.	1,282,206	14,771
	Cathay General Bancorp	343,071	14,702
	Eastern Bankshares Inc.	974,850	14,623
*	Oscar Health Inc. Class A	1,032,838	14,253
	WesBanco Inc.	433,713	13,350
	Independent Bank Corp. (XNGS)	214,350	13,183
*	Baldwin Insurance Group Inc.	341,278	13,149
	Bank of Hawaii Corp.	197,340	13,125
	Burford Capital Ltd.	1,012,724	13,024
	PennyMac Financial Services Inc.	135,180	12,977
	Victory Capital Holdings Inc. Class A	207,881	12,891
	Bread Financial Holdings Inc.	251,271	12,875
	Artisan Partners Asset Management Inc. Class A	318,182	12,823
	BankUnited Inc.	376,784	12,803
*,1	Riot Platforms Inc.	1,572,463	12,690
	CVB Financial Corp.	669,203	12,548
	BancFirst Corp.	100,618	12,447
	Goosehead Insurance Inc. Class A	113,576	12,296
	Towne Bank	355,639	12,291
*	Enova International Inc.	128,721	11,929
*	Skyward Specialty Insurance Group Inc.	187,661	11,888
	Park National Corp.	72,771	11,830
*	Bancorp Inc.	230,765	11,792
	Simmons First National Corp. Class A	626,600	11,755
	WaFd Inc.	408,644	11,614
	First Financial Bancorp	477,292	11,531
	Walker & Dunlop Inc.	162,670	11,141
	First Merchants Corp.	294,591	11,106
	Seacoast Banking Corp. of Florida	427,237	11,036
	First Interstate BancSystem Inc. Class A	401,175	10,892
	NBT Bancorp Inc.	256,728	10,744
	Banner Corp.	173,335	10,686
	Cohen & Steers Inc.	138,964	10,678
	Provident Financial Services Inc.	636,770	10,634
	Trustmark Corp.	307,647	10,602
	Pacific Premier Bancorp Inc.	485,735	10,298
	Enterprise Financial Services Corp.	184,622	9,774
	Banc of California Inc.	703,701	9,655
	Pathward Financial Inc.	122,125	9,532
	Stock Yards Bancorp Inc.	129,471	9,524
	Bank of NT Butterfield & Son Ltd.	224,495	9,465
	First Busey Corp.	423,019	9,357
	OFG Bancorp	226,573	9,321
*	SiriusPoint Ltd.	475,397	9,313
	Horace Mann Educators Corp.	208,106	9,038
[1]	Arbor Realty Trust Inc.	930,747	8,917
*	Lemonade Inc.	263,886	8,840
	Mercury General Corp.	135,322	8,726
	City Holding Co.	73,299	8,641
	Federal Agricultural Mortgage Corp. Class C	46,287	8,629
	Nicolet Bankshares Inc.	69,101	8,475
	First Bancorp / Southern Pines NC	202,566	8,380
	Nelnet Inc. Class A	71,863	8,349
	Stewart Information Services Corp.	136,507	8,237
*	Dave Inc.	40,535	8,140
	First Commonwealth Financial Corp.	510,958	7,981
	Northwest Bancshares Inc.	643,796	7,906
	FB Financial Corp.	179,776	7,847
*	Trupanion Inc.	166,243	7,845
*	Customers Bancorp Inc.	149,360	7,611
	Lakeland Financial Corp.	125,916	7,539
	S&T Bancorp Inc.	192,913	7,072
	HCI Group Inc.	41,790	7,053

		Shares	Market Value ($000)
	Hilltop Holdings Inc.	235,501	7,023
	Apollo Commercial Real Estate Finance Inc.	700,880	6,890
	National Bank Holdings Corp. Class A	186,743	6,751
	Stellar Bancorp Inc.	248,333	6,685
*	Triumph Financial Inc.	111,559	6,445
	TriCo Bancshares	161,371	6,439
	WisdomTree Inc.	679,463	6,414
	Veritex Holdings Inc.	264,922	6,411
	Westamerica BanCorp	129,522	6,224
	Hope Bancorp Inc.	616,847	6,193
	Safety Insurance Group Inc.	74,013	6,079
	Employers Holdings Inc.	124,653	6,067
	Ladder Capital Corp.	572,090	6,018
*	ProAssurance Corp.	257,893	5,981
	Virtus Investment Partners Inc.	33,631	5,741
*	Root Inc. Class A	43,603	5,712
	Bank First Corp.	48,949	5,693
	Banco Latinoamericano de Comercio Exterior SA	138,235	5,670
	1st Source Corp.	92,966	5,630
*	LendingClub Corp.	557,479	5,591
	Ellington Financial Inc.	443,812	5,579
	QCR Holdings Inc.	82,760	5,570
*	Coastal Financial Corp.	63,198	5,554
	Two Harbors Investment Corp.	523,203	5,541
	German American Bancorp Inc.	143,893	5,499
	PennyMac Mortgage Investment Trust	439,326	5,395
	Chimera Investment Corp.	407,206	5,367
	Berkshire Hills Bancorp Inc.	216,670	5,365
	Cannae Holdings Inc.	283,974	5,296
	Preferred Bank	61,772	5,165
	Dime Community Bancshares Inc.	200,406	5,142
	Peoples Bancorp Inc.	175,021	5,132
	Dynex Capital Inc.	424,417	5,110
	Enact Holdings Inc.	143,559	5,082
	Origin Bancorp Inc.	147,955	5,044
	Navient Corp.	375,096	5,041
	OceanFirst Financial Corp.	289,835	4,872
	MFA Financial Inc. REIT	516,090	4,800
	Live Oak Bancshares Inc.	174,808	4,798
	Brookline Bancorp Inc.	446,502	4,612
[1]	ARMOUR Residential REIT Inc.	282,943	4,586
	Franklin BSP Realty Trust Inc. REIT	414,879	4,576
*	Hamilton Insurance Group Ltd. Class B	209,844	4,566
	AMERISAFE Inc.	96,027	4,558
	Perella Weinberg Partners	260,933	4,532
*	Encore Capital Group Inc.	118,378	4,487
	Fidelis Insurance Holdings Ltd.	250,846	4,385
	Univest Financial Corp.	146,457	4,323
	ConnectOne Bancorp Inc.	184,528	4,239
	Acadian Asset Management Inc.	136,982	4,125
	Southside Bancshares Inc.	144,661	4,078
	First Mid Bancshares Inc.	115,302	4,068
	Byline Bancorp Inc.	157,228	4,067
	Heritage Financial Corp.	171,094	4,000
	Community Trust Bancorp Inc.	77,547	3,959
	Tompkins Financial Corp.	64,366	3,952
	Burke & Herbert Financial Services Corp.	68,419	3,894
[1]	Brookfield Business Corp. Class A	130,763	3,731
	Patria Investments Ltd. Class A	291,902	3,719
	Ready Capital Corp.	827,100	3,697
	Old Second Bancorp Inc.	220,805	3,652
*	Porch Group Inc.	398,844	3,637
	Redwood Trust Inc.	665,212	3,625
	Central Pacific Financial Corp.	134,648	3,595
	Capitol Federal Financial Inc.	629,085	3,592
	Mercantile Bank Corp.	79,708	3,520
	Hanmi Financial Corp.	152,257	3,490
*	Metropolitan Bank Holding Corp.	53,357	3,451
*	NB Bancorp Inc.	196,739	3,315
	Camden National Corp.	84,216	3,313

		Shares	Market Value ($000)
	Brightspire Capital Inc.	652,413	3,301
	Amerant Bancorp Inc.	187,355	3,284
	Horizon Bancorp Inc.	218,671	3,245
	Esquire Financial Holdings Inc.	35,722	3,241
	Universal Insurance Holdings Inc.	118,652	3,220
	Equity Bancshares Inc. Class A	82,505	3,213
	First Community Bankshares Inc.	85,460	3,213
	Independent Bank Corp.	100,948	3,183
	United Fire Group Inc.	106,453	3,029
	New York Mortgage Trust Inc.	462,047	3,017
	F&G Annuities & Life Inc.	93,804	2,998
*	Bowhead Specialty Holdings Inc.	80,314	2,996
	First Financial Corp.	57,577	2,985
	Northeast Bank	35,285	2,958
	Merchants Bancorp	92,008	2,946
	TrustCo Bank Corp. NY	93,930	2,916
	Business First Bancshares Inc.	121,937	2,901
	Republic Bancorp Inc. Class A	41,904	2,872
	Tiptree Inc.	127,903	2,837
	Orrstown Financial Services Inc.	94,068	2,828
*	Heritage Insurance Holdings Inc.	115,507	2,826
	Mid Penn Bancorp Inc.	105,584	2,814
	MidWestOne Financial Group Inc.	97,199	2,794
*	PRA Group Inc.	196,872	2,794
	Heritage Commerce Corp.	300,956	2,787
	GCM Grosvenor Inc. Class A	219,537	2,768
	Amalgamated Financial Corp.	90,828	2,745
	Orchid Island Capital Inc.	395,379	2,700
	HomeTrust Bancshares Inc.	74,502	2,689
	Washington Trust Bancorp Inc.	96,844	2,679
	KKR Real Estate Finance Trust Inc.	295,281	2,637
	Capital City Bank Group Inc.	69,709	2,631
*	World Acceptance Corp.	17,011	2,628
	Eagle Bancorp Inc.	149,202	2,626
	Metrocity Bankshares Inc.	93,522	2,613
	SmartFinancial Inc.	80,392	2,555
	Southern Missouri Bancorp Inc.	48,081	2,532
	Financial Institutions Inc.	96,859	2,501
	Northrim BanCorp Inc.	26,986	2,472
	Great Southern Bancorp Inc.	43,684	2,444
	Farmers National Banc Corp.	184,392	2,439
	Alerus Financial Corp.	113,928	2,394
	Five Star Bancorp	84,421	2,360
*	Hippo Holdings Inc.	99,654	2,348
	Peapack-Gladstone Financial Corp.	84,609	2,320
	TPG RE Finance Trust Inc.	301,858	2,318
[1]	Invesco Mortgage Capital Inc. REIT	309,827	2,287
	CNB Financial Corp.	104,590	2,266
	Compass Diversified Holdings	336,438	2,261
	Northfield Bancorp Inc.	193,523	2,260
	Peoples Financial Services Corp.	47,034	2,260
	P10 Inc. Class A	206,478	2,242
	Shore Bancshares Inc.	153,635	2,226
	Bar Harbor Bankshares	75,545	2,197
	HarborOne Bancorp Inc.	191,076	2,174
	Arrow Financial Corp.	83,361	2,147
	South Plains Financial Inc.	59,036	2,124
*	Columbia Financial Inc.	140,042	2,004
*	Greenlight Capital Re Ltd. Class A	137,821	1,990
	Flushing Financial Corp.	162,259	1,952
	First Business Financial Services Inc.	39,777	1,940
	Enterprise Bancorp Inc.	50,251	1,937
[1]	Hingham Institution for Savings	7,865	1,907
*	Carter Bankshares Inc.	115,828	1,905
*	California BanCorp	125,631	1,877
	Diamond Hill Investment Group Inc.	13,203	1,865
	Sierra Bancorp	66,019	1,807
	Home Bancorp Inc.	35,686	1,799
*	Ambac Financial Group Inc.	228,971	1,793
	Midland States Bancorp Inc.	105,524	1,781

		Shares	Market Value ($000)
*	LendingTree Inc.	50,648	1,774
*	Third Coast Bancshares Inc.	57,305	1,757
	Civista Bancshares Inc.	76,824	1,732
	ACNB Corp.	41,459	1,723
	Bank of Marin Bancorp	80,178	1,709
	Investors Title Co.	7,190	1,683
*	First Foundation Inc.	322,841	1,666
	Guaranty Bancshares Inc.	39,992	1,653
	Kearny Financial Corp.	273,800	1,651
	Donegal Group Inc. Class A	78,844	1,593
	Unity Bancorp Inc.	35,886	1,586
	West BanCorp. Inc.	81,216	1,574
	First Bank	105,373	1,531
	Farmers & Merchants Bancorp Inc.	64,243	1,530
	Community West Bancshares	85,955	1,530
	HBT Financial Inc.	64,421	1,507
	Capital Bancorp Inc.	46,398	1,499
*	Selectquote Inc.	681,651	1,479
*	Bridgewater Bancshares Inc.	100,752	1,475
	Southern States Bancshares Inc.	41,658	1,437
	RBB Bancorp	84,229	1,430
*	Southern First Bancshares Inc.	39,417	1,422
	BayCom Corp.	53,294	1,406
	Northeast Community Bancorp Inc.	62,175	1,406
	Citizens Financial Services Inc.	22,919	1,401
	Citizens & Northern Corp.	74,577	1,383
	NewtekOne Inc.	123,947	1,345
	American Coastal Insurance Corp.	122,960	1,328
	Orange County Bancorp Inc.	51,747	1,323
*	Ponce Financial Group Inc.	98,564	1,320
	First Bancorp Inc. (XNGS)	53,553	1,295
	Red River Bancshares Inc.	23,096	1,295
	Chicago Atlantic Real Estate Finance Inc.	87,926	1,280
	FS Bancorp Inc.	33,305	1,279
	First of Long Island Corp.	106,997	1,270
	Colony Bankcorp Inc.	82,921	1,268
	ChoiceOne Financial Services Inc.	42,571	1,259
	Ares Commercial Real Estate Corp.	267,226	1,232
*	HomeStreet Inc.	94,027	1,225
	Plumas Bancorp	28,037	1,220
[1]	OppFi Inc.	95,739	1,213
*	Onity Group Inc.	32,522	1,205
	Timberland Bancorp Inc.	38,349	1,167
	Bankwell Financial Group Inc.	32,869	1,141
	Claros Mortgage Trust Inc.	443,059	1,139
	MVB Financial Corp.	57,909	1,133
	James River Group Holdings Ltd.	191,973	1,117
	Regional Management Corp.	41,696	1,103
	John Marshall Bancorp Inc.	62,869	1,096
	Norwood Financial Corp.	41,556	1,080
	Middlefield Banc Corp.	36,277	1,065
	Primis Financial Corp.	111,093	1,052
	PCB Bancorp	54,289	1,050
	Waterstone Financial Inc.	80,456	1,039
	Parke Bancorp Inc.	52,777	1,023
	AG Mortgage Investment Trust Inc.	143,644	1,000
*	FVCBankcorp Inc.	85,197	993
	First Internet Bancorp	40,857	991
*	MBIA Inc.	223,271	985
	Fidelity D&D Bancorp Inc.	23,774	969
	LCNB Corp.	64,218	932
*	Open Lending Corp.	512,935	918
	USCB Financial Holdings Inc.	54,386	899
*	Blue Foundry Bancorp	98,777	895
*	Provident Bancorp Inc.	78,100	890
	Investar Holding Corp.	46,574	885
	Oak Valley Bancorp	34,485	879
	Virginia National Bankshares Corp.	23,474	877
	Medallion Financial Corp.	94,479	866
	Princeton Bancorp Inc.	27,297	855

		Shares	Market Value ($000)
*	First Western Financial Inc.	40,340	841
*	Kingsway Financial Services Inc.	64,530	830
	Crawford & Co. Class A	75,909	789
	Ames National Corp.	45,008	783
	Bank7 Corp.	20,005	773
	ESSA Bancorp Inc.	41,853	770
*	Velocity Financial Inc.	45,770	767
	Greene County Bancorp Inc.	35,175	763
	Linkbancorp Inc.	111,245	762
	Chemung Financial Corp.	16,169	758
	Seven Hills Realty Trust	64,331	758
	National Bankshares Inc.	29,009	743
	NexPoint Diversified Real Estate Trust	172,246	717
	Silvercrest Asset Management Group Inc. Class A	47,566	691
*	Pioneer Bancorp Inc.	58,547	667
	Granite Point Mortgage Trust Inc.	251,016	650
	BCB Bancorp Inc.	75,250	610
	Nexpoint Real Estate Finance Inc.	40,989	605
	Peoples Bancorp of North Carolina Inc.	21,950	604
*	AlTi Global Inc.	177,242	588
*	Forge Global Holdings Inc.	40,678	565
*	Kestrel Group Ltd.	22,048	560
	Sunrise Realty Trust Inc.	52,078	559
	Angel Oak Mortgage REIT Inc.	59,385	541
*	NI Holdings Inc.	39,659	527
	Advanced Flower Capital Inc.	90,177	447
*	Consumer Portfolio Services Inc.	42,250	382
*,1	B Riley Financial Inc.	101,810	311
	SWK Holdings Corp.	16,808	235
*,1	Roadzen Inc.	217,096	214
	Value Line Inc.	4,323	169
	MarketWise Inc.	9,719	163
*	GoHealth Inc. Class A	23,344	129
*	American Integrity Insurance Group Inc.	6,946	115
*	Prairie Operating Co.	21,820	84
*,3	Sterling Bancorp Inc.	99,637	—
			2,317,000
Health Care (15.9%)
*	Insmed Inc.	871,307	60,756
*	Hims & Hers Health Inc.	976,650	55,239
*	HealthEquity Inc.	433,516	43,616
	Ensign Group Inc.	280,364	41,286
*	Halozyme Therapeutics Inc.	630,217	35,336
*	Revolution Medicines Inc.	860,783	33,915
*	Blueprint Medicines Corp.	321,363	32,570
*	Corcept Therapeutics Inc.	408,555	31,688
*	Option Care Health Inc.	866,792	28,327
*	Merit Medical Systems Inc.	288,971	27,461
*	Lantheus Holdings Inc.	347,935	26,290
*	Madrigal Pharmaceuticals Inc.	90,860	25,010
*	Alkermes plc	813,551	24,903
*	TG Therapeutics Inc.	705,479	24,769
*	Guardant Health Inc.	604,614	24,559
*	Bridgebio Pharma Inc.	710,561	24,337
*	Glaukos Corp.	247,372	23,325
*	ADMA Biologics Inc.	1,160,575	23,026
*	iRhythm Technologies Inc.	157,970	22,195
*	Prestige Consumer Healthcare Inc.	250,330	21,446
*	TransMedics Group Inc.	165,732	21,068
*	Vaxcyte Inc.	627,904	20,401
*	Integer Holdings Corp.	168,434	20,003
*	Axsome Therapeutics Inc.	186,164	19,577
*	RadNet Inc.	334,135	19,209
*	Akero Therapeutics Inc.	376,860	18,711
*	PTC Therapeutics Inc.	384,861	18,673
*	Waystar Holding Corp.	461,953	18,469
*	Cytokinetics Inc.	578,124	17,933
*	Avidity Biosciences Inc.	574,407	17,795
*	Haemonetics Corp.	250,827	16,983

		Shares	Market Value ($000)
*	Rhythm Pharmaceuticals Inc.	276,778	16,975
*	SpringWorks Therapeutics Inc.	347,506	16,232
*	Krystal Biotech Inc.	125,425	15,799
*	CorVel Corp.	134,391	14,954
*	ICU Medical Inc.	108,377	14,616
*	Catalyst Pharmaceuticals Inc.	571,024	14,253
*	Protagonist Therapeutics Inc.	300,204	14,251
*	Crinetics Pharmaceuticals Inc.	464,915	14,185
*	Arcellx Inc.	221,230	13,730
*	Nuvalent Inc. Class A	177,825	13,268
*	PROCEPT BioRobotics Corp.	225,310	13,068
*	ACADIA Pharmaceuticals Inc.	604,898	13,048
	Concentra Group Holdings Parent Inc.	556,459	12,036
*	LivaNova plc	275,821	11,929
*	Privia Health Group Inc.	521,405	11,867
*	Scholar Rock Holding Corp.	406,397	11,790
*	BioCryst Pharmaceuticals Inc.	1,045,090	11,235
*	Veracyte Inc.	393,951	10,483
*	Novocure Ltd.	538,613	10,293
*	Vericel Corp.	248,295	10,253
*	Addus HomeCare Corp.	88,096	9,771
*	Arrowhead Pharmaceuticals Inc.	602,236	9,678
*	Soleno Therapeutics Inc.	129,417	9,493
*	Warby Parker Inc. Class A	447,508	9,474
*	Ligand Pharmaceuticals Inc.	90,664	9,265
*	Agios Pharmaceuticals Inc.	285,169	9,151
*	Surgery Partners Inc.	387,445	9,148
*	Amicus Therapeutics Inc.	1,484,869	9,013
*	Mirum Pharmaceuticals Inc.	200,293	8,905
	CONMED Corp.	156,080	8,858
*	Twist Bioscience Corp.	300,181	8,795
*	Ideaya Biosciences Inc.	436,202	8,676
*	UFP Technologies Inc.	36,629	8,579
*,1	Summit Therapeutics Inc. (XNMS)	464,750	8,465
	LeMaitre Vascular Inc.	102,616	8,435
	Select Medical Holdings Corp.	546,033	8,349
*	Denali Therapeutics Inc.	626,967	8,301
*	AtriCure Inc.	239,427	8,277
*	Progyny Inc.	378,467	8,137
*	Tarsus Pharmaceuticals Inc.	188,341	8,089
*	Supernus Pharmaceuticals Inc.	254,118	8,056
*	Alignment Healthcare Inc.	506,574	7,786
*	Beam Therapeutics Inc.	463,449	7,336
*	Arcutis Biotherapeutics Inc.	543,830	7,092
*	Kymera Therapeutics Inc.	236,930	7,023
*	Omnicell Inc.	230,660	7,005
*	Apogee Therapeutics Inc.	191,173	7,005
*	CG oncology Inc.	272,897	6,992
*	Phreesia Inc.	283,775	6,950
*	Harmony Biosciences Holdings Inc.	192,993	6,658
*	BrightSpring Health Services Inc.	276,817	6,591
	National HealthCare Corp.	63,223	6,584
*	Tandem Diabetes Care Inc.	331,159	6,564
*	Dynavax Technologies Corp.	666,450	6,525
*	Alphatec Holdings Inc.	524,791	6,523
*	Neogen Corp.	1,100,685	6,450
*	Celldex Therapeutics Inc.	326,006	6,448
*	Biohaven Ltd.	433,289	6,417
*	Ocular Therapeutix Inc.	797,485	6,388
*	Travere Therapeutics Inc.	423,942	6,368
*	Brookdale Senior Living Inc.	969,676	6,313
*	Pediatrix Medical Group Inc.	435,500	6,162
*	Teladoc Health Inc.	868,465	6,010
*	Pacira BioSciences Inc.	231,984	5,994
*	Artivion Inc.	200,783	5,939
*	Amneal Pharmaceuticals Inc.	803,150	5,879
*,1	Novavax Inc.	779,375	5,721
	US Physical Therapy Inc.	75,719	5,678
*	MannKind Corp.	1,359,374	5,641
*	89bio Inc.	569,308	5,602

		Shares	Market Value ($000)
*	Adaptive Biotechnologies Corp.	586,161	5,580
*	ANI Pharmaceuticals Inc.	93,343	5,481
*	Innoviva Inc.	279,445	5,469
*	Astrana Health Inc.	217,266	5,386
*	Disc Medicine Inc.	115,065	5,371
*	Kiniksa Pharmaceuticals International plc	194,734	5,328
*	Aurinia Pharmaceuticals Inc.	676,963	5,307
*,1	Recursion Pharmaceuticals Inc. Class A	1,267,786	5,299
*	Edgewise Therapeutics Inc.	370,963	5,297
*	Healthcare Services Group Inc.	372,285	5,249
*	Viridian Therapeutics Inc.	376,816	5,245
*	Dyne Therapeutics Inc.	421,182	5,037
*	Amphastar Pharmaceuticals Inc.	191,126	4,914
*,1	Inmode Ltd.	330,797	4,849
*	Liquidia Corp.	321,200	4,792
*	Pennant Group Inc.	164,889	4,734
*	Collegium Pharmaceutical Inc.	161,652	4,711
*	NeoGenomics Inc.	643,008	4,681
*	AdaptHealth Corp.	513,968	4,615
*	GeneDx Holdings Corp.	64,454	4,590
*	Geron Corp. (XNGS)	2,979,294	4,529
*	STAAR Surgical Co.	250,105	4,454
*	CareDx Inc.	260,280	4,422
*	Immunovant Inc.	295,172	4,383
*	Ardelyx Inc.	1,190,719	4,370
*	Syndax Pharmaceuticals Inc.	413,906	4,363
*	Harrow Inc.	154,714	4,349
*	Evolent Health Inc. Class A	582,116	4,337
*	Vera Therapeutics Inc.	228,579	4,332
*	Integra LifeSciences Holdings Corp.	341,096	4,318
*	Avadel Pharmaceuticals plc	467,394	4,258
*	LifeStance Health Group Inc.	706,842	4,199
*	Nurix Therapeutics Inc.	379,022	4,029
*	BioLife Solutions Inc.	181,626	3,974
*	SI-BONE Inc.	207,720	3,926
*	MiMedx Group Inc.	598,833	3,850
*	Janux Therapeutics Inc.	160,428	3,818
*	CorMedix Inc.	305,394	3,707
*,1	ARS Pharmaceuticals Inc.	249,446	3,600
*	Intellia Therapeutics Inc.	511,957	3,517
*	Xeris Biopharma Holdings Inc.	709,098	3,503
*	agilon health Inc.	1,554,892	3,452
	HealthStream Inc.	123,085	3,449
*	Praxis Precision Medicines Inc.	88,052	3,394
*	Akebia Therapeutics Inc.	1,093,188	3,312
*	Enliven Therapeutics Inc.	184,437	3,277
*	Zymeworks Inc.	275,654	3,151
*	Immunome Inc.	357,934	3,135
*	Spyre Therapeutics Inc.	204,313	3,122
*	Replimune Group Inc.	345,655	3,104
	Embecta Corp.	294,154	3,097
*	ArriVent Biopharma Inc.	143,468	3,049
*	Avanos Medical Inc.	234,790	2,951
*	WaVe Life Sciences Ltd.	486,279	2,923
*	RxSight Inc.	186,083	2,845
*,1	Anavex Life Sciences Corp.	377,735	2,844
*	Xencor Inc.	339,861	2,719
*	Niagen Bioscience Inc.	250,636	2,712
*,1	Mind Medicine MindMed Inc.	371,832	2,699
*	Enhabit Inc.	252,812	2,655
*	Evolus Inc.	280,966	2,582
*	ORIC Pharmaceuticals Inc.	312,588	2,554
*	Regulus Therapeutics Inc.	320,687	2,543
	Phibro Animal Health Corp. Class A	103,343	2,524
*	Owens & Minor Inc.	380,766	2,513
*	Cogent Biosciences Inc.	461,503	2,511
*	Community Health Systems Inc.	640,974	2,487
*	Arcus Biosciences Inc.	278,073	2,483
*	Arbutus Biopharma Corp.	738,672	2,482
*	Trevi Therapeutics Inc.	376,035	2,448

		Shares	Market Value ($000)
*	AnaptysBio Inc.	109,036	2,424
*	Iovance Biotherapeutics Inc.	1,383,024	2,420
*	Taysha Gene Therapies Inc.	890,533	2,413
*	EyePoint Pharmaceuticals Inc.	329,035	2,382
*	Keros Therapeutics Inc.	167,500	2,370
*	KalVista Pharmaceuticals Inc.	199,526	2,354
	iRadimed Corp.	40,503	2,344
*	Arvinas Inc.	325,061	2,340
*	Axogen Inc.	214,123	2,332
*	Zevra Therapeutics Inc.	270,826	2,316
*	Cullinan Therapeutics Inc.	265,471	2,295
*	Mineralys Therapeutics Inc.	146,955	2,290
*	Vir Biotechnology Inc.	458,251	2,264
*	LifeMD Inc.	184,097	2,248
*	OPKO Health Inc.	1,614,137	2,195
*	Fulgent Genetics Inc.	104,768	2,171
*	Kura Oncology Inc.	381,070	2,168
*	Castle Biosciences Inc.	132,560	2,117
*	Dianthus Therapeutics Inc.	120,727	2,099
*,1	Metsera Inc.	77,418	2,069
*	REGENXBIO Inc.	233,491	2,066
*,1	ImmunityBio Inc.	772,752	2,056
*	Surmodics Inc.	69,413	2,014
*	Talkspace Inc.	623,656	1,989
*	AngioDynamics Inc.	194,623	1,985
*	Orthofix Medical Inc.	175,235	1,971
*,1	Altimmune Inc.	361,898	1,965
*	Nuvation Bio Inc.	924,924	1,961
*	PACS Group Inc.	196,848	1,953
*	Tourmaline Bio Inc.	116,612	1,945
*	Relay Therapeutics Inc.	637,408	1,912
*	Myriad Genetics Inc.	450,334	1,887
*	Fulcrum Therapeutics Inc.	273,825	1,883
*,1	LENZ Therapeutics Inc.	63,452	1,853
*,1	Capricor Therapeutics Inc.	184,274	1,822
*	Sage Therapeutics Inc.	276,129	1,784
*	Day One Biopharmaceuticals Inc.	277,238	1,769
*	Celcuity Inc.	165,823	1,763
*	Ardent Health Partners Inc.	120,944	1,751
*	Stoke Therapeutics Inc.	181,676	1,733
*	Theravance Biopharma Inc.	186,855	1,712
*	Rigel Pharmaceuticals Inc.	87,571	1,681
*	Cytek Biosciences Inc.	603,409	1,671
*	OrthoPediatrics Corp.	83,680	1,670
*,1	Pulse Biosciences Inc.	91,799	1,589
*	Verve Therapeutics Inc.	355,453	1,582
*	Standard BioTools Inc.	1,509,461	1,525
*	Varex Imaging Corp.	198,050	1,519
*,1	Verastem Inc.	197,041	1,482
*	Arcturus Therapeutics Holdings Inc.	116,310	1,457
*,1	Sana Biotechnology Inc.	663,421	1,440
*	Aveanna Healthcare Holdings Inc.	266,409	1,420
*,1	Nano-X Imaging Ltd.	276,760	1,417
*	Treace Medical Concepts Inc.	243,921	1,400
*	Savara Inc.	610,936	1,393
	SIGA Technologies Inc.	231,666	1,385
*	Aura Biosciences Inc.	231,908	1,359
*,1	Semler Scientific Inc.	33,685	1,347
*	iTeos Therapeutics Inc.	132,823	1,331
*,1	Pacific Biosciences of California Inc.	1,367,815	1,318
*	Erasca Inc.	934,970	1,309
*,1	ADC Therapeutics SA	416,344	1,286
*	Maravai LifeSciences Holdings Inc. Class A	564,091	1,269
*	MaxCyte Inc.	532,115	1,266
*	Zimvie Inc.	138,086	1,262
*	Bioventus Inc. Class A	194,573	1,261
*	Vanda Pharmaceuticals Inc.	285,115	1,237
*,1	Ocugen Inc.	1,464,804	1,225
*	MeiraGTx Holdings plc	235,930	1,208
*,1	Humacyte Inc.	451,801	1,206

		Shares	Market Value ($000)
*	Tactile Systems Technology Inc.	120,637	1,192
*	Health Catalyst Inc.	312,692	1,188
*,1	Beta Bionics Inc.	67,518	1,164
*	Atea Pharmaceuticals Inc.	386,694	1,148
*	Cerus Corp.	902,006	1,146
*	Viemed Healthcare Inc.	171,732	1,142
*	Terns Pharmaceuticals Inc.	359,286	1,117
*	Heron Therapeutics Inc.	586,936	1,103
*	OptimizeRx Corp.	90,764	1,102
*	Astria Therapeutics Inc.	231,475	1,102
*	Inozyme Pharma Inc.	274,045	1,088
*,1	Absci Corp.	408,542	1,083
*	Olema Pharmaceuticals Inc.	203,672	1,075
*	Compass Therapeutics Inc.	510,063	1,071
*	Ceribell Inc.	62,157	1,045
*	OraSure Technologies Inc.	361,356	1,041
*	Fennec Pharmaceuticals Inc.	126,738	1,029
*,1	MediWound Ltd.	46,534	1,022
	National Research Corp.	75,074	1,014
*	Alumis Inc.	289,380	1,013
*	Neurogene Inc.	59,368	1,010
*,1	Quantum-Si Inc.	599,378	1,007
*	Aquestive Therapeutics Inc.	370,973	1,005
*	XOMA Royalty Corp.	40,528	1,003
*	Annexon Inc.	491,307	1,002
*	Prothena Corp. plc	215,824	991
*,1	Cardiff Oncology Inc.	290,497	991
*	Rocket Pharmaceuticals Inc.	389,786	978
*	NeuroPace Inc.	72,712	961
*	Entrada Therapeutics Inc.	123,823	941
*	Organogenesis Holdings Inc.	342,157	938
*	Quanterix Corp.	179,338	933
*	Codexis Inc.	400,692	922
*,1	Bicara Therapeutics Inc.	97,514	902
*,1	Precigen Inc.	680,227	898
*	Tyra Biosciences Inc.	97,747	889
*,1	Omeros Corp.	283,624	876
	Utah Medical Products Inc.	15,886	875
*	Y-mAbs Therapeutics Inc.	187,528	863
*,1	Septerna Inc.	93,150	862
*	Monte Rosa Therapeutics Inc.	205,542	859
*,1	Phathom Pharmaceuticals Inc.	201,616	857
*	Lifecore Biomedical Inc.	125,725	851
*	UroGen Pharma Ltd.	195,826	830
*	Upstream Bio Inc.	89,647	827
*	4D Molecular Therapeutics Inc.	225,438	816
*	Esperion Therapeutics Inc.	944,650	803
*	Inogen Inc.	122,428	787
*	Inhibrx Biosciences Inc.	58,044	782
*	Anika Therapeutics Inc.	69,300	773
*,1	Candel Therapeutics Inc.	141,778	773
*	Accuray Inc.	497,875	762
*,1	Zenas Biopharma Inc.	78,924	751
*	Allogene Therapeutics Inc.	638,898	748
*,1	scPharmaceuticals Inc.	204,161	743
*	Avita Medical Inc.	131,089	737
*	Cargo Therapeutics Inc.	170,474	725
*	DocGo Inc.	508,315	722
*,1	MBX Biosciences Inc.	57,986	720
*	Editas Medicine Inc.	414,508	713
*	Puma Biotechnology Inc.	217,089	712
*	Rapport Therapeutics Inc.	83,948	694
*	Perspective Therapeutics Inc.	269,255	692
*	908 Devices Inc.	118,240	672
*	Pulmonx Corp.	195,001	663
*	Sight Sciences Inc.	175,833	649
*	Nektar Therapeutics	892,475	647
*	Voyager Therapeutics Inc.	230,408	631
*	Fate Therapeutics Inc.	510,054	617
*	Achieve Life Sciences Inc.	172,269	617

		Shares	Market Value ($000)
*	Stereotaxis Inc.	287,087	611
*	OmniAb Inc.	475,887	604
*	Sanara Medtech Inc.	20,699	600
*	Enanta Pharmaceuticals Inc.	100,605	597
*,1	Lineage Cell Therapeutics Inc.	897,454	597
*	Design Therapeutics Inc.	156,448	584
*	Joint Corp.	54,206	580
*	InfuSystem Holdings Inc.	99,817	577
*	Third Harmonic Bio Inc.	109,485	570
*	Sonida Senior Living Inc.	23,330	569
*	Kodiak Sciences Inc.	161,618	549
*	Alector Inc.	404,274	538
*	Aldeyra Therapeutics Inc.	249,247	536
*	Tango Therapeutics Inc.	238,374	529
*	Foghorn Therapeutics Inc.	125,926	514
*	Ventyx Biosciences Inc.	301,128	512
*,1	Inmune Bio Inc.	67,474	498
*	CVRx Inc.	74,637	495
*	Atossa Therapeutics Inc.	632,030	491
*,1	Cartesian Therapeutics Inc.	51,262	490
*	Larimar Therapeutics Inc.	211,630	476
*	Biote Corp. Class A	135,492	469
*	Nkarta Inc.	264,433	460
*	Coherus Biosciences Inc.	577,987	450
*	Black Diamond Therapeutics Inc.	198,576	437
*	Caribou Biosciences Inc.	411,143	436
*,1	Maze Therapeutics Inc.	43,584	436
*	Corbus Pharmaceuticals Holdings Inc.	57,943	430
*	Ironwood Pharmaceuticals Inc.	701,058	420
*	Agenus Inc.	122,556	420
*	MacroGenics Inc.	307,595	418
*	Cabaletta Bio Inc.	222,825	417
*,1	ProKidney Corp.	573,957	415
*,1	Cassava Sciences Inc.	203,854	410
*	Pliant Therapeutics Inc.	287,828	389
*	Innovage Holding Corp.	94,787	388
*	Solid Biosciences Inc.	118,751	381
*	C4 Therapeutics Inc.	300,476	376
*	Invivyd Inc.	396,670	371
*	Sutro Biopharma Inc.	409,488	368
*,1	Inovio Pharmaceuticals Inc.	180,616	361
*,1	Lexicon Pharmaceuticals Inc.	574,161	360
*	Lyell Immunopharma Inc.	803,403	351
*	Orchestra BioMed Holdings Inc.	123,302	351
*	Zentalis Pharmaceuticals Inc.	285,658	346
*	Korro Bio Inc.	30,303	346
*	Quipt Home Medical Corp.	187,709	336
*,1	Prime Medicine Inc.	283,893	335
*	Kyverna Therapeutics Inc.	127,548	325
*,1	Gyre Therapeutics Inc.	35,081	318
*,1	Fractyl Health Inc.	167,344	318
*,1	Anteris Technologies Global Corp.	74,537	316
*	Lexeo Therapeutics Inc.	115,937	315
*	Jasper Therapeutics Inc.	56,818	312
*	Neumora Therapeutics Inc.	419,251	300
*	Pyxis Oncology Inc.	244,253	296
*,1	Greenwich Lifesciences Inc.	29,818	294
*	HilleVax Inc.	157,415	294
*,1	AirSculpt Technologies Inc.	66,380	293
*	XBiotech Inc.	99,835	285
*	TScan Therapeutics Inc.	191,931	274
*	Alto Neuroscience Inc.	105,025	271
*	Zura Bio Ltd.	245,280	248
*	BioAge Labs Inc.	59,812	237
*	Actinium Pharmaceuticals Inc.	150,361	232
*,1	Metagenomi Inc.	135,107	230
*	Adverum Biotechnologies Inc.	103,778	230
*	Sera Prognostics Inc. Class A	141,857	221
*	Acumen Pharmaceuticals Inc.	209,357	214
*,1	CervoMed Inc.	27,686	200

		Shares	Market Value ($000)
*	Shattuck Labs Inc.	195,748	198
*,1	Biomea Fusion Inc.	137,821	198
*	Mersana Therapeutics Inc.	564,714	194
*,1	Skye Bioscience Inc.	98,097	194
*	Artiva Biotherapeutics Inc.	99,319	192
*	Contineum Therapeutics Inc. Class A	51,925	190
*	Hinge Health Inc. Class A	4,900	190
*,1	Telomir Pharmaceuticals Inc.	95,623	186
*	Werewolf Therapeutics Inc.	152,988	185
*	Nautilus Biotechnology Inc.	243,673	182
*,1	Zynex Inc.	76,604	179
*,1	Renovaro Inc.	573,045	177
*	Applied Therapeutics Inc.	483,635	171
*	Climb Bio Inc.	144,141	170
*	Akoya Biosciences Inc.	132,342	165
*	Tevogen Bio Holdings Inc.	109,846	142
*,1	Outlook Therapeutics Inc.	75,466	139
*	RAPT Therapeutics Inc.	149,543	132
*,1	Tenaya Therapeutics Inc.	275,372	127
*	Century Therapeutics Inc.	229,838	122
*	PepGen Inc.	77,579	113
*	Fibrobiologics Inc.	138,266	101
*	Verrica Pharmaceuticals Inc.	201,664	100
*	IGM Biosciences Inc.	76,230	97
*	Harvard Bioscience Inc.	203,393	95
*,1	X4 Pharmaceuticals Inc.	28,049	95
*	Generation Bio Co.	247,639	94
*,1	Boundless Bio Inc.	82,851	91
*,3	Inhibrx Inc. CVR	129,632	84
*	ALX Oncology Holdings Inc.	166,034	81
*	Ovid therapeutics Inc.	294,545	80
*	Elevation Oncology Inc.	262,160	79
*	CAMP4 Therapeutics Corp.	34,120	68
*	Acrivon Therapeutics Inc.	59,165	62
*	Kestra Medical Technologies Ltd.	2,736	62
*,1	Galectin Therapeutics Inc.	45,949	60
*	Prelude Therapeutics Inc.	65,788	58
*	Q32 Bio Inc.	30,039	52
*,1	ModivCare Inc.	42,571	48
*	Aardvark Therapeutics Inc.	4,446	46
*	Sionna Therapeutics Inc.	2,650	36
*,1,3	Tobira Therapeutics Inc. CVR	6,227	28
*	Lyra Therapeutics Inc.	4,826	24
	Jade Biosciences Inc.	1,890	14
*,3	Flexion Therape CVR	111	—
*,3	OmniAb Inc. 12.5 Earnout	14,203	—
*,3	OmniAb Inc. 15 Earnout	14,203	—
*,3	Chinook Therapeutics Inc. CVR	704	—
*,1	Conduit Pharmaceuticals Inc.	74	—
			1,969,013
Industrials (19.6%)
	FTAI Aviation Ltd.	513,256	60,128
*,1	Rocket Lab Corp.	1,783,690	47,785
	Applied Industrial Technologies Inc.	194,263	44,004
	Badger Meter Inc.	148,463	36,852
*	ExlService Holdings Inc.	793,590	36,497
*	Fluor Corp.	862,528	35,864
*	SPX Technologies Inc.	227,494	34,600
*	Chart Industries Inc.	217,211	34,072
	Watts Water Technologies Inc. Class A	138,317	33,489
*	Dycom Industries Inc.	143,504	32,994
*	Aurora Innovation Inc.	4,851,160	29,398
	GATX Corp.	180,218	28,698
	Federal Signal Corp.	303,823	28,581
*	Sterling Infrastructure Inc.	150,755	28,343
*	Kratos Defense & Security Solutions Inc.	747,459	27,574
	JBT Marel Corp.	237,301	27,245
*	Knife River Corp.	287,184	27,024
*	Itron Inc.	228,189	26,379

		Shares	Market Value ($000)
	Zurn Elkay Water Solutions Corp.	727,225	26,318
	Moog Inc. Class A	141,448	26,212
	CSW Industrials Inc.	84,612	25,874
*	AeroVironment Inc.	141,746	25,235
*	ACI Worldwide Inc.	532,721	24,644
*	Construction Partners Inc. Class A	233,527	24,448
*	Modine Manufacturing Co.	261,071	23,705
	ESCO Technologies Inc.	130,749	23,697
	Belden Inc.	204,781	21,748
	Arcosa Inc.	245,204	21,154
	Maximus Inc.	288,509	20,920
*	Mirion Technologies Inc.	1,043,898	19,938
	Granite Construction Inc.	222,301	19,885
	Franklin Electric Co. Inc.	228,774	19,764
*	StoneCo. Ltd. Class A	1,447,162	19,754
*	Verra Mobility Corp.	832,911	19,698
	Enpro Inc.	106,133	19,649
	Exponent Inc.	255,390	19,496
	Primoris Services Corp.	270,074	19,475
	Mueller Water Products Inc. Class A	784,961	19,255
	Installed Building Products Inc.	119,890	19,120
*	Bloom Energy Corp. Class A	1,015,903	18,764
	Matson Inc.	165,483	18,675
	Kadant Inc.	59,245	18,598
	Brink's Co.	221,531	18,179
	Herc Holdings Inc.	142,413	17,659
	Korn Ferry	259,289	17,634
*	OSI Systems Inc.	80,154	17,563
*	CBIZ Inc.	242,222	17,498
*	Joby Aviation Inc.	2,185,063	17,087
	Boise Cascade Co.	194,317	16,882
	EnerSys	199,162	16,656
	ABM Industries Inc.	313,818	16,523
*	Archer Aviation Inc. Class A	1,632,039	16,467
	Otter Tail Corp.	209,044	16,134
*	Remitly Global Inc.	754,048	16,106
	Leonardo DRS Inc.	371,827	15,728
	HB Fuller Co.	276,818	15,452
	H&E Equipment Services Inc.	162,115	15,343
*	Resideo Technologies Inc.	738,180	15,280
	Atmus Filtration Technologies Inc.	422,972	15,235
	Terex Corp.	336,915	15,165
*	GMS Inc.	197,104	14,927
	UniFirst Corp.	76,069	14,344
	Patrick Industries Inc.	163,667	14,052
	McGrath RentCorp.	123,175	13,842
	Griffon Corp.	198,863	13,672
	AZZ Inc.	148,316	13,451
	TriNet Group Inc.	161,537	13,442
	Argan Inc.	63,839	13,425
*	Mercury Systems Inc.	262,763	12,941
*	Marqeta Inc. Class A	2,367,821	12,739
*	MYR Group Inc.	80,898	12,689
*	Huron Consulting Group Inc.	88,702	12,669
*	WNS Holdings Ltd.	217,125	12,591
*	RXO Inc.	807,033	12,533
*	CoreCivic Inc.	550,447	12,088
	Enerpac Tool Group Corp.	274,857	11,786
	Insperity Inc.	181,553	11,750
	EVERTEC Inc.	321,903	11,663
	Alight Inc. Class A	2,123,164	11,592
	VSE Corp.	88,984	11,576
*	ASGN Inc.	218,349	11,531
	Atkore Inc.	175,453	11,422
*	AAR Corp.	176,678	10,850
*	IES Holdings Inc.	41,591	10,800
	Trinity Industries Inc.	413,176	10,635
	Albany International Corp. Class A	157,792	10,425
*	O-I Glass Inc.	783,922	10,277
	Alamo Group Inc.	51,676	10,234

		Shares	Market Value ($000)
	Hub Group Inc. Class A	303,164	10,220
*	Upwork Inc.	628,410	9,734
	REV Group Inc.	258,996	9,710
	Tecnoglass Inc.	113,399	9,710
*	NCR Atleos Corp.	365,024	9,677
*	Triumph Group Inc.	371,130	9,571
*	Payoneer Global Inc.	1,370,405	9,332
*	Gibraltar Industries Inc.	154,661	9,060
	Scorpio Tankers Inc.	224,904	8,938
	Standex International Corp.	58,860	8,884
*	AvidXchange Holdings Inc.	878,916	8,605
	Pitney Bowes Inc.	830,431	8,553
	Kennametal Inc.	393,508	8,472
	PagSeguro Digital Ltd. Class A	932,401	8,308
	ICF International Inc.	94,086	8,084
	Werner Enterprises Inc.	311,089	8,073
*	Tutor Perini Corp.	218,238	8,049
	Powell Industries Inc.	47,281	8,018
	DHT Holdings Inc.	682,988	7,909
*	Donnelley Financial Solutions Inc.	141,540	7,711
	Lindsay Corp.	54,770	7,635
	International Seaways Inc.	205,040	7,597
*	Sezzle Inc.	70,475	7,520
	ArcBest Corp.	119,243	7,475
*	Hillman Solutions Corp.	992,702	7,187
	Tennant Co.	95,547	7,111
	Greenbrier Cos. Inc.	155,284	6,999
	Hillenbrand Inc.	356,110	6,958
	Greif Inc. Class A	124,823	6,940
*	Limbach Holdings Inc.	51,637	6,621
*	Flywire Corp.	611,520	6,574
*	Masterbrand Inc.	641,259	6,541
*	NV5 Global Inc.	289,289	6,393
	CRA International Inc.	33,319	6,332
*,1	Enovix Corp.	829,160	6,318
*	Blue Bird Corp.	162,372	6,284
*,1	PureCycle Technologies Inc.	621,763	5,913
*	Legalzoom.com Inc.	637,881	5,824
	SFL Corp. Ltd.	659,608	5,659
*	Janus International Group Inc.	691,490	5,649
	United States Lime & Minerals Inc.	53,265	5,475
	TriMas Corp.	204,920	5,404
	Teekay Tankers Ltd. Class A	120,922	5,344
	Barrett Business Services Inc.	129,215	5,340
*	First Advantage Corp.	301,937	5,169
*	DXP Enterprises Inc.	62,155	5,139
	Helios Technologies Inc.	167,973	5,093
*	Vicor Corp.	114,859	5,012
	Napco Security Technologies Inc.	177,307	4,947
*	Ducommun Inc.	68,526	4,823
	Golden Ocean Group Ltd.	615,890	4,742
*	BrightView Holdings Inc.	302,554	4,714
*	Astronics Corp.	148,069	4,623
*	Proto Labs Inc.	124,144	4,591
	Astec Industries Inc.	114,938	4,516
	Heidrick & Struggles International Inc.	101,657	4,438
*	Thermon Group Holdings Inc.	168,312	4,366
	Cadre Holdings Inc.	131,737	4,317
*	Planet Labs PBC	1,115,515	4,284
*	American Woodmark Corp.	75,987	4,283
	Apogee Enterprises Inc.	110,110	4,256
*	Transcat Inc.	46,411	4,055
*	AMN Healthcare Services Inc.	191,679	4,046
*	FARO Technologies Inc.	95,313	4,038
	Quanex Building Products Corp.	239,893	4,013
*	CECO Environmental Corp.	147,438	3,965
	Dorian LPG Ltd.	184,099	3,942
	Bel Fuse Inc. Class B	53,220	3,928
	Gorman-Rupp Co.	105,613	3,855
*	V2X Inc.	84,185	3,812

		Shares	Market Value ($000)
	Marten Transport Ltd.	292,211	3,810
	Kforce Inc.	92,550	3,776
*	Cimpress plc	85,061	3,765
*	Great Lakes Dredge & Dock Corp.	333,716	3,731
[1]	FLEX LNG Ltd.	154,402	3,690
*	Evolv Technologies Holdings Inc.	669,154	3,654
*	Energy Recovery Inc.	287,654	3,627
*	Willdan Group Inc.	64,393	3,480
	Insteel Industries Inc.	94,780	3,319
	Deluxe Corp.	224,441	3,203
	Douglas Dynamics Inc.	114,273	3,141
*	Montrose Environmental Group Inc.	160,631	3,137
	FTAI Infrastructure Inc.	507,060	3,098
*,1	Pagaya Technologies Ltd. Class A	182,124	2,994
	Cass Information Systems Inc.	68,315	2,890
	Ardagh Metal Packaging SA	730,051	2,847
*	I3 Verticals Inc. Class A	114,701	2,834
	Genco Shipping & Trading Ltd.	213,433	2,826
*	BlueLinx Holdings Inc.	41,601	2,784
	Nordic American Tankers Ltd.	1,025,357	2,717
	Mesa Laboratories Inc.	25,958	2,612
	Miller Industries Inc.	56,364	2,555
*	Green Dot Corp. Class A	272,387	2,517
*	Cantaloupe Inc.	293,378	2,456
*	Intuitive Machines Inc.	211,838	2,417
	Ennis Inc.	128,917	2,407
	Myers Industries Inc.	188,390	2,391
	Teekay Corp. Ltd.	277,739	2,347
	LSI Industries Inc.	144,004	2,343
	Hyster-Yale Inc.	58,110	2,334
*	Byrna Technologies Inc.	86,451	2,305
	Allient Inc.	73,945	2,248
	National Presto Industries Inc.	26,018	2,228
*	ZipRecruiter Inc. Class A	356,121	2,126
	Heartland Express Inc.	236,684	2,118
	Columbus McKinnon Corp.	144,860	2,109
*	Forward Air Corp.	125,616	2,108
*	Repay Holdings Corp.	437,544	2,105
*	Cross Country Healthcare Inc.	159,296	2,100
*	Graham Corp.	52,065	2,053
	Ardmore Shipping Corp.	212,669	2,044
*	Paysafe Ltd.	162,724	2,010
*	Titan Machinery Inc.	105,571	1,972
	Willis Lease Finance Corp.	14,282	1,919
	Wabash National Corp.	217,754	1,888
	Kelly Services Inc. Class A	160,425	1,880
	Costamare Inc.	216,420	1,855
*	Manitowoc Co. Inc.	176,349	1,853
	Covenant Logistics Group Inc.	81,479	1,850
*	Titan International Inc.	253,031	1,832
	Shyft Group Inc.	171,761	1,802
*	Aspen Aerogels Inc.	312,513	1,800
*	Centuri Holdings Inc.	86,085	1,797
*	Conduent Inc.	791,072	1,772
	Preformed Line Products Co.	12,294	1,754
*,1	CompoSecure Inc. Class A	124,673	1,709
*	Bowman Consulting Group Ltd.	67,397	1,690
*	International Money Express Inc.	152,715	1,684
*,1	Redwire Corp.	115,882	1,658
*	Hudson Technologies Inc.	226,227	1,618
*	JELD-WEN Holding Inc.	425,168	1,552
	Luxfer Holdings plc	135,744	1,552
*	Vishay Precision Group Inc.	60,290	1,551
	Greif Inc. Class B	25,546	1,539
*	Orion Group Holdings Inc.	185,324	1,527
*	BlackSky Technology Inc.	129,654	1,451
*	Distribution Solutions Group Inc.	52,611	1,434
*,1	Eve Holding Inc.	262,465	1,417
*	Atlanticus Holdings Corp.	28,059	1,376
*	Franklin Covey Co.	57,658	1,348

		Shares	Market Value ($000)
*	CryoPort Inc.	218,100	1,311
	Park Aerospace Corp.	93,266	1,273
*	IBEX Holdings Ltd.	43,572	1,254
*	Target Hospitality Corp.	165,125	1,207
*,1	Spire Global Inc.	111,897	1,162
	Safe Bulkers Inc.	302,221	1,148
*	Performant Healthcare Inc.	366,792	1,126
*	Custom Truck One Source Inc.	255,309	1,098
*	Hyliion Holdings Corp.	711,560	1,096
	Karat Packaging Inc.	34,587	1,088
*	Radiant Logistics Inc.	177,809	1,056
*	Mayville Engineering Co. Inc.	66,018	1,040
*	Blade Air Mobility Inc.	293,148	1,023
*	3D Systems Corp.	648,539	1,005
*	AerSale Corp.	167,502	987
*	Priority Technology Holdings Inc.	110,833	945
	Quad / Graphics Inc.	158,916	926
*,1	Himalaya Shipping Ltd.	148,720	889
*	TrueBlue Inc.	144,929	870
*	L B Foster Co. Class A	45,809	865
	Information Services Group Inc.	182,633	862
	Resources Connection Inc.	163,886	855
*	Proficient Auto Logistics Inc.	105,949	854
	Park-Ohio Holdings Corp.	46,340	848
	Universal Logistics Holdings Inc.	35,221	847
	Concrete Pumping Holdings Inc.	118,977	836
	Pangaea Logistics Solutions Ltd.	180,986	814
*	Mistras Group Inc.	106,401	803
*	SoundThinking Inc.	49,165	763
*	Ranpak Holdings Corp.	223,094	743
*	Paysign Inc.	165,399	736
*	Gencor Industries Inc.	51,988	717
*	Acacia Research Corp.	190,111	709
*	Smith-Midland Corp.	22,808	687
	Kronos Worldwide Inc.	108,398	686
*	Core Molding Technologies Inc.	38,948	649
*	Advantage Solutions Inc.	539,547	642
	Alta Equipment Group Inc.	134,353	638
*	Forrester Research Inc.	58,220	619
	EVI Industries Inc.	32,624	605
*,1	Sky Harbour Group Corp.	57,258	590
	Eastern Co.	26,189	586
*	CS Disco Inc.	146,958	579
*	CPI Card Group Inc.	24,701	550
*	Taylor Devices Inc.	14,234	526
*	TTEC Holdings Inc.	97,364	478
	Bel Fuse Inc. Class A	7,497	476
*,1	Virgin Galactic Holdings Inc.	131,575	422
*	Costamare Bulkers Holdings Ltd.	43,275	405
	Twin Disc Inc.	55,231	400
*	PAMT Corp.	30,097	378
*	Resolute Holdings Management Inc.	10,310	355
*	VirTra Inc.	58,587	342
*	Ultralife Corp.	49,671	331
*	Karman Holdings Inc.	7,341	315
	HireQuest Inc.	27,809	278
*	Ispire Technology Inc.	95,822	241
*	Amprius Technologies Inc.	85,837	231
*	Southland Holdings Inc.	58,973	229
*	Commercial Vehicle Group Inc.	165,118	215
*,1	Caesarstone Ltd.	102,898	175
*,1	374Water Inc.	324,096	141
*	Bridger Aerospace Group Holdings Inc.	45,053	74
*,1	Solidion Technology Inc.	4,879	16
			2,429,719
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	17,431	3
*,3	GTX Inc. CVR	846	1
			4

		Shares	Market Value ($000)
Real Estate (6.3%)
	Essential Properties Realty Trust Inc.	885,685	28,785
	Ryman Hospitality Properties Inc.	296,194	28,763
	Terreno Realty Corp.	498,648	28,134
	CareTrust REIT Inc.	949,983	27,321
	American Healthcare REIT Inc.	767,737	26,825
	Kite Realty Group Trust	1,096,474	24,254
	Phillips Edison & Co. Inc.	619,933	21,983
	Independence Realty Trust Inc.	1,141,203	21,215
	Sabra Health Care REIT Inc.	1,194,442	20,879
	SL Green Realty Corp.	362,618	20,586
	Macerich Co.	1,262,060	20,420
*	GEO Group Inc.	643,063	17,453
	Tanger Inc.	545,191	16,247
	National Health Investors Inc.	221,013	16,026
	PotlatchDeltic Corp.	397,363	15,632
	COPT Defense Properties	569,200	15,625
	Broadstone Net Lease Inc.	952,139	15,149
	HA Sustainable Infrastructure Capital Inc.	594,208	14,885
	Four Corners Property Trust Inc.	487,941	13,472
	Apple Hospitality REIT Inc.	1,151,162	13,342
	LXP Industrial Trust	1,469,030	12,604
	Outfront Media Inc.	729,996	12,060
*	Cushman & Wakefield plc	1,159,497	11,630
	Douglas Emmett Inc.	816,995	11,626
	Urban Edge Properties	636,693	11,562
	Acadia Realty Trust	592,151	11,405
*	Compass Inc. Class A	1,861,528	11,002
	InvenTrust Properties Corp.	391,437	10,995
	Curbline Properties Corp.	480,081	10,893
	Sunstone Hotel Investors Inc.	1,012,348	9,071
	DigitalBridge Group Inc.	804,147	8,894
	St. Joe Co.	182,032	8,139
	LTC Properties Inc.	226,046	8,000
	DiamondRock Hospitality Co.	1,046,239	7,993
	Innovative Industrial Properties Inc.	142,665	7,878
	Global Net Lease Inc.	1,013,165	7,862
	Getty Realty Corp.	254,715	7,453
	Newmark Group Inc. Class A	668,124	7,356
	Elme Communities	443,794	7,127
	JBG SMITH Properties	412,008	7,045
	NETSTREIT Corp.	413,568	6,658
	Alexander & Baldwin Inc.	368,460	6,599
	Xenia Hotels & Resorts Inc.	514,547	6,293
*	Redfin Corp.	613,635	6,130
	UMH Properties Inc.	364,605	6,122
	Veris Residential Inc.	397,702	6,045
	Paramount Group Inc.	931,310	5,634
	Apartment Investment & Management Co. Class A	705,432	5,629
	Pebblebrook Hotel Trust	602,774	5,533
	RLJ Lodging Trust	757,566	5,530
	Centerspace	83,590	5,329
	Uniti Group Inc.	1,228,493	5,282
	Empire State Realty Trust Inc. Class A	687,466	5,266
	American Assets Trust Inc.	241,689	4,819
	Piedmont Office Realty Trust Inc. Class A	624,774	4,448
	Easterly Government Properties Inc.	201,833	4,386
	Safehold Inc.	261,838	3,946
	NexPoint Residential Trust Inc.	113,754	3,868
	Kennedy-Wilson Holdings Inc.	573,691	3,654
	Brandywine Realty Trust	856,207	3,622
	eXp World Holdings Inc.	414,295	3,530
	Diversified Healthcare Trust	1,102,023	3,449
	Marcus & Millichap Inc.	118,812	3,423
	Plymouth Industrial REIT Inc.	203,492	3,297
	Gladstone Commercial Corp.	219,932	3,156
	Whitestone REIT	249,441	3,073
	SITE Centers Corp.	239,718	2,857
	CBL & Associates Properties Inc.	110,896	2,796
	Armada Hoffler Properties Inc.	400,870	2,790

		Shares	Market Value ($000)
	CTO Realty Growth Inc.	146,635	2,701
	Universal Health Realty Income Trust	65,396	2,597
	Farmland Partners Inc.	222,750	2,522
	Alexander's Inc.	10,889	2,452
*	NET Lease Office Properties	75,311	2,350
	Summit Hotel Properties Inc.	533,176	2,335
	Peakstone Realty Trust REIT	186,602	2,312
	Community Healthcare Trust Inc.	136,969	2,238
*	Opendoor Technologies Inc.	3,232,637	2,108
*	Real Brokerage Inc.	506,066	2,085
	Global Medical REIT Inc.	313,339	1,993
	One Liberty Properties Inc.	80,529	1,971
	Service Properties Trust	840,858	1,951
*	Forestar Group Inc.	96,579	1,849
*	FRP Holdings Inc.	67,596	1,833
	Saul Centers Inc.	52,817	1,779
*	Tejon Ranch Co.	105,185	1,756
*	Anywhere Real Estate Inc.	502,306	1,753
	Chatham Lodging Trust	244,805	1,745
	Gladstone Land Corp.	171,026	1,691
	Postal Realty Trust Inc. Class A	112,412	1,556
	Hudson Pacific Properties Inc.	694,197	1,291
	RMR Group Inc. Class A	77,308	1,167
	Industrial Logistics Properties Trust	326,818	1,075
	Alpine Income Property Trust Inc.	62,959	965
	City Office REIT Inc.	195,098	952
	BRT Apartments Corp.	57,708	909
	Franklin Street Properties Corp.	487,965	888
	FrontView REIT Inc.	73,822	850
	Braemar Hotels & Resorts Inc.	329,252	751
*	RE / MAX Holdings Inc. Class A	89,610	677
*	Maui Land & Pineapple Co. Inc.	38,027	604
	Orion Office REIT Inc.	280,461	536
*	Stratus Properties Inc.	28,416	516
	Smartstop Self Storage REIT Inc.	13,632	498
	Strawberry Fields REIT Inc.	46,542	475
*	Star Holdings	64,912	411
*	Transcontinental Realty Investors Inc.	6,100	240
	Clipper Realty Inc.	60,044	228
*	American Realty Investors Inc.	6,958	99
*,1	Offerpad Solutions Inc.	52,552	51
			787,515
Technology (10.9%)
*	Credo Technology Group Holding Ltd.	716,644	43,687
*	Fabrinet	184,304	42,919
*,1	IonQ Inc.	1,026,874	41,424
*	Commvault Systems Inc.	220,503	40,385
*	Rambus Inc.	539,798	28,863
*	Box Inc. Class A	710,755	26,881
*	SPS Commerce Inc.	190,457	26,809
*	Varonis Systems Inc.	556,992	26,557
*	Q2 Holdings Inc.	297,299	26,020
*	Qualys Inc.	187,516	25,980
*	Sanmina Corp.	271,308	22,977
*	Novanta Inc.	181,310	22,450
	Advanced Energy Industries Inc.	189,220	21,719
*	Silicon Laboratories Inc.	162,002	19,526
*	Tenable Holdings Inc.	602,926	19,426
*	Sitime Corp.	93,949	18,421
*	Insight Enterprises Inc.	137,588	17,940
*	Plexus Corp.	135,458	17,780
*	Workiva Inc.	258,328	17,383
*,1	SoundHound AI Inc. Class A	1,636,475	16,545
*	BlackLine Inc.	294,792	16,488
*	Freshworks Inc. Class A	1,045,210	15,960
*	TTM Technologies Inc.	510,118	15,232
*,1	C3.ai Inc. Class A	568,670	15,121
*,1	D-Wave Quantum Inc.	923,076	15,074
*	Intapp Inc.	269,482	14,854

		Shares	Market Value ($000)
	Power Integrations Inc.	285,965	14,221
*	Semtech Corp.	373,924	13,959
*	Cargurus Inc.	438,346	13,738
*	Alarm.com Holdings Inc.	239,178	13,729
	Progress Software Corp.	217,608	13,396
*	Impinj Inc.	115,901	13,223
*	Blackbaud Inc.	199,021	12,385
*	Yelp Inc.	321,528	12,273
*	Braze Inc. Class A	333,469	12,272
*	AvePoint Inc.	650,722	12,136
*	Agilysys Inc.	113,804	12,053
*,1	Cleanspark Inc.	1,395,626	12,044
*	Zeta Global Holdings Corp. Class A	903,505	11,872
*	Synaptics Inc.	200,079	11,757
*	FormFactor Inc.	391,400	11,683
*,1	Rigetti Computing Inc.	955,143	11,567
*	PAR Technology Corp.	169,988	11,144
	Clear Secure Inc. Class A	448,244	11,094
*	Vertex Inc. Class A	278,882	11,035
*	LiveRamp Holdings Inc.	324,697	10,579
*	Magnite Inc.	635,444	10,396
*	Ambarella Inc.	194,989	10,264
*	Diodes Inc.	230,472	10,233
	CSG Systems International Inc.	146,144	9,654
*	Core Scientific Inc.	901,856	9,605
*	DigitalOcean Holdings Inc.	336,362	9,519
*	ePlus Inc.	132,735	9,473
*	Axcelis Technologies Inc.	164,655	9,277
	Vishay Intertechnology Inc.	630,716	8,874
*	Alkami Technology Inc.	305,948	8,762
	Kulicke & Soffa Industries Inc.	263,751	8,480
*	NCR Voyix Corp.	736,148	8,164
*	NetScout Systems Inc.	350,193	7,998
*	Asana Inc. Class A	409,696	7,338
*	Xometry Inc. Class A	221,119	7,330
*	Rapid7 Inc.	317,292	7,282
	Adeia Inc.	549,732	7,059
*	Ziff Davis Inc.	213,481	6,925
*,1	Applied Digital Corp.	1,000,784	6,835
	Benchmark Electronics Inc.	180,641	6,597
*	Appian Corp. Class A	203,090	6,397
*	Rogers Corp.	94,832	6,313
*	PagerDuty Inc.	439,244	6,264
*	Hut 8 Corp.	409,293	6,250
	CTS Corp.	152,413	6,202
	A10 Networks Inc.	359,032	6,197
*	Diebold Nixdorf Inc.	127,581	6,146
*	Schrodinger Inc.	280,346	6,061
*	ACM Research Inc. Class A	259,491	5,852
*	Sprout Social Inc. Class A	252,351	5,509
*	Veeco Instruments Inc.	280,377	5,414
*	Verint Systems Inc.	308,111	5,404
*	Innodata Inc.	136,759	5,398
*	Photronics Inc.	310,647	5,191
*	NextNav Inc.	403,909	5,069
*	Sprinklr Inc. Class A	588,796	4,969
*	Amplitude Inc. Class A	394,948	4,893
*	Fastly Inc. Class A	668,497	4,867
*	Terawulf Inc.	1,348,016	4,758
*	ScanSource Inc.	117,469	4,743
*	Penguin Solutions Inc.	262,861	4,668
*	Olo Inc. Class A	535,563	4,665
*	MaxLinear Inc.	402,359	4,583
	Sapiens International Corp. NV	155,501	4,463
*	Blend Labs Inc. Class A	1,215,564	4,449
*	Jamf Holding Corp.	420,005	4,410
*	Ultra Clean Holdings Inc.	223,383	4,327
*	PROS Holdings Inc.	230,614	4,056
*	Cohu Inc.	231,512	3,952
*	Ibotta Inc. Class A	78,740	3,936

		Shares	Market Value ($000)
*	Grid Dynamics Holdings Inc.	311,176	3,899
	PC Connection Inc.	58,554	3,829
*	Couchbase Inc.	204,369	3,693
*	Yext Inc.	538,818	3,615
*	nLight Inc.	236,245	3,574
*	Groupon Inc.	117,367	3,419
*	Life360 Inc.	53,290	3,387
*,1	Navitas Semiconductor Corp.	651,652	3,323
*	E2open Parent Holdings Inc.	1,030,296	3,307
*	Vimeo Inc.	734,023	3,200
*,1	Cipher Mining Inc.	1,022,924	3,192
	Hackett Group Inc.	127,732	3,132
*	Daktronics Inc.	206,369	3,063
	OneSpan Inc.	191,293	3,047
*	Grindr Inc.	123,573	3,018
*	Ouster Inc.	242,288	2,963
*	EverQuote Inc. Class A	126,534	2,917
	Xerox Holdings Corp.	591,221	2,891
*	N-able Inc.	366,880	2,858
*	PDF Solutions Inc.	157,336	2,785
*	MeridianLink Inc.	164,641	2,748
	Red Violet Inc.	55,500	2,695
*	Ichor Holdings Ltd.	166,957	2,635
*	Alpha & Omega Semiconductor Ltd.	120,846	2,564
	Simulations Plus Inc.	80,158	2,553
*	PubMatic Inc. Class A	201,497	2,357
*	Bumble Inc. Class A	418,727	2,353
	Climb Global Solutions Inc.	21,322	2,349
*	Digital Turbine Inc.	495,269	2,338
*,1	indie Semiconductor Inc. Class A	855,618	2,267
	Shutterstock Inc.	122,513	2,260
*	Kimball Electronics Inc.	124,374	2,251
*	Domo Inc. Class B	174,810	2,220
*	CEVA Inc.	117,896	2,212
*,1	BigBear.ai Holdings Inc.	519,963	2,163
*	Aeva Technologies Inc.	117,359	2,144
*	Mitek Systems Inc.	227,075	2,132
*	Consensus Cloud Solutions Inc.	91,369	2,007
*	Weave Communications Inc.	204,222	1,971
*	NerdWallet Inc. Class A	178,054	1,877
*	Cerence Inc.	215,018	1,830
*	BigCommerce Holdings Inc. Series 1	362,297	1,826
*	SEMrush Holdings Inc. Class A	185,013	1,821
*	Bandwidth Inc. Class A	125,810	1,764
	NVE Corp.	24,303	1,729
*,1	CoreWeave Inc. Class A	14,966	1,666
*	Unisys Corp.	335,839	1,602
*	Mediaalpha Inc. Class A	154,683	1,578
*,1	Bit Digital Inc.	634,405	1,497
	Methode Electronics Inc.	176,684	1,405
*,1	Aehr Test Systems	144,428	1,378
*	Nextdoor Holdings Inc.	875,354	1,339
*	Backblaze Inc. Class A	229,284	1,307
	ReposiTrak Inc.	58,826	1,284
*	SkyWater Technology Inc.	136,336	1,232
*	Asure Software Inc.	122,760	1,191
	Immersion Corp.	154,665	1,163
*,1	MicroVision Inc.	1,050,832	1,156
*	Arteris Inc.	145,038	1,127
*	TechTarget Inc.	135,235	1,094
*	EverCommerce Inc.	106,839	1,069
*	Viant Technology Inc. Class A	76,236	1,051
*	Kaltura Inc.	490,435	1,040
*	Digimarc Corp.	76,204	997
*	Eventbrite Inc. Class A	408,098	963
*,1	Getty Images Holdings Inc.	501,409	892
*	Definitive Healthcare Corp.	266,262	881
*	Rimini Street Inc.	265,513	810
*	ON24 Inc.	137,607	783
*	Tucows Inc. Class A	40,298	782

		Shares	Market Value ($000)
*	SmartRent Inc.	911,782	770
*	Telos Corp.	282,920	713
*,1	Vivid Seats Inc. Class A	391,088	610
*	TrueCar Inc.	406,268	589
*	Everspin Technologies Inc.	102,175	573
	Richardson Electronics Ltd.	61,012	546
*	AudioEye Inc.	42,046	514
*	eGain Corp.	86,530	466
*	WM Technology Inc.	423,331	440
*,1	Rekor Systems Inc.	359,554	417
*	Rackspace Technology Inc.	334,518	381
*,1	QuickLogic Corp.	69,371	359
*	1stdibs.com Inc.	116,199	292
*,1	FiscalNote Holdings Inc.	369,085	221
*,1	Airship AI Holdings Inc.	41,268	213
*	DLH Holdings Corp.	42,208	211
*	SailPoint Inc.	11,743	207
*	Silvaco Group Inc.	35,345	164
*,1	Zspace Inc.	10,860	48
*	System1 Inc.	117,570	42
*	GCT Semiconductor Holding Inc.	37,622	39
			1,345,332
Telecommunications (1.7%)
	InterDigital Inc.	127,737	27,752
*	Lumen Technologies Inc.	5,115,085	20,051
	Telephone & Data Systems Inc.	498,445	17,127
*,1	AST SpaceMobile Inc.	677,075	15,620
*	Calix Inc.	300,710	13,905
*	EchoStar Corp. Class A	615,359	10,910
*	Extreme Networks Inc.	650,385	10,191
	Cogent Communications Holdings Inc.	222,917	10,190
*	Viavi Solutions Inc.	1,112,796	10,138
*	CommScope Holding Co. Inc.	1,082,404	6,538
*	fuboTV Inc.	1,675,961	6,134
*	Digi International Inc.	183,286	5,940
*	Viasat Inc.	623,712	5,445
*	Harmonic Inc.	559,172	5,044
	IDT Corp. Class B	78,046	4,807
*	Globalstar Inc.	245,241	4,527
	Cable One Inc.	28,409	4,157
*	NETGEAR Inc.	141,052	4,137
*	Gogo Inc.	334,477	3,549
*	Applied Optoelectronics Inc.	217,208	3,349
*	Liberty Latin America Ltd. Class C	647,086	3,235
*	ADTRAN Holdings Inc.	398,140	3,197
	Shenandoah Telecommunications Co.	245,485	3,088
*	Powerfleet Inc. NJ	505,118	2,298
*	Clearfield Inc.	61,266	2,274
*	Xperi Inc.	228,635	1,781
*	Ooma Inc.	125,951	1,719
*	Ribbon Communications Inc.	459,307	1,552
	Spok Holdings Inc.	92,983	1,506
*	Anterix Inc.	51,483	1,369
*	Aviat Networks Inc.	57,466	1,233
*	8x8 Inc.	652,169	1,070
*	WideOpenWest Inc.	251,436	1,059
*	Liberty Latin America Ltd. Class A	165,278	811
	ATN International Inc.	51,622	734
*,1	Lightwave Logic Inc.	627,721	615
			217,052
Utilities (3.5%)
*	Casella Waste Systems Inc. Class A	315,319	36,959
	TXNM Energy Inc.	454,536	25,768
	Brookfield Infrastructure Corp. Class A (XTSE)	606,795	24,011
	New Jersey Resources Corp.	503,340	23,098
	Portland General Electric Co.	525,271	22,272
	Southwest Gas Holdings Inc.	307,786	22,108
	Ormat Technologies Inc. (XNYS)	291,779	21,688
	Spire Inc.	286,893	21,597

		Shares	Market Value ($000)
	ONE Gas Inc.	284,541	21,272
	Black Hills Corp.	363,123	21,232
	ALLETE Inc.	292,577	19,029
	Northwestern Energy Group Inc.	311,364	17,228
	MGE Energy Inc.	184,187	16,636
	Avista Corp.	400,184	15,411
	American States Water Co.	191,171	15,078
*,1	NuScale Power Corp.	457,283	14,629
	California Water Service Group	301,382	14,240
	Chesapeake Utilities Corp.	114,338	13,971
*	Hawaiian Electric Industries Inc.	879,908	9,397
	H2O America	168,806	8,859
*	Sunrun Inc.	1,116,879	8,365
	Northwest Natural Holding Co.	202,459	8,295
	Middlesex Water Co.	89,030	5,159
	Unitil Corp.	80,657	4,422
*,1	NANO Nuclear Energy Inc.	124,110	3,739
*	Enviri Corp.	402,405	3,280
	Aris Water Solutions Inc. Class A	135,870	2,995
	York Water Co.	72,865	2,380
	Excelerate Energy Inc. Class A	83,639	2,353
	Consolidated Water Co. Ltd.	76,421	2,066
	Genie Energy Ltd. Class B	64,762	1,369
*	Pure Cycle Corp.	106,717	1,133
*	Perma-Fix Environmental Services Inc.	84,412	894
	RGC Resources Inc.	41,370	850
*	Arq Inc.	144,945	716
*	Cadiz Inc.	209,116	616
	Global Water Resources Inc.	58,259	591
*,1	Net Power Inc.	106,439	227
*	Quest Resource Holding Corp.	86,127	189
			434,122
Total Common Stocks (Cost $13,747,054)			12,383,040
Rights (0.0%)
*	Gen Digital Inc. Exp. 4/17/2027 (Cost $—)	105	1
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	6,520	41
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[5,6]	Vanguard Market Liquidity Fund, 4.342% (Cost $280,049)	2,801,176	280,090
Total Investments (102.2%) (Cost $14,027,103)			12,663,172
Other Assets and Liabilities—Net (-2.2%)			(269,798)
Net Assets (100%)			12,393,374
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $224,162.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $4,585, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $256,861 was received for securities on loan, of which $256,757 is held in Vanguard Market Liquidity Fund and $104 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	221	22,855	1,222
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,382,924	—	116	12,383,040
Rights	1	—	—	1
Warrants	—	41	—	41
Temporary Cash Investments	280,090	—	—	280,090
Total	12,663,015	41	116	12,663,172
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,222	—	—	1,222
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.